UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace

Suite 119

Leawood, KS 66224

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 5/31/13

Item 1. Reports to Stockholders.

ANNUAL REPORT

May 31, 2013

CLOUD CAPITAL FUNDS

Cloud Capital Strategic Large Cap Fund

Cloud Capital Strategic Mid Cap Fund

Fund Adviser:

Cloud Capital LLC

5314 South Yale, Suite 606

Tulsa, OK 74135

Toll Free (877) 670-2227

Management’s Discussion of Fund Performance

We welcome and thank all new and existing shareholders of the Cloud Capital mutual funds.

For the fiscal year ended on May 31, 2013, both the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) and the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) experienced strong growth. Each of the Funds gained 26.5% for the year, excellent from an absolute return perspective, but still just shy of their respective benchmarks (-0.8% below the S&P 500® Index total return and -3.5% below the S&P MidCap 400® Index total return). The Cloud Capital approach distributes assets equally to each industry sector; and to each stock within each sector. This greater diversification and more conservative sector allocation within the Funds was responsible for much of the minor lag versus the benchmarks’ performance.

The past year saw the U.S. Equities markets attain new all-time highs with very few speed bumps along the way, this despite the plodding struggles of the stimulus-fed economy to gain any real momentum. This disparity between the markets and the economy we live in looms as the headline of last year, while events such as the European debt crisis, U.S. healthcare and other issues, have not been fully resolved but have still moved to the back pages and out of the public conscious.

In the Large Cap Fund, the stock selections within the portfolio were very successful over the past year, with the Fund outperforming the benchmark in nine of ten Global Industry Classification Standard (“GICS®”) Sectors. The sector-neutral approach employed in the Fund fought to a stalemate with the index winning five sectors and losing five. Sector performance is very important to our strategy, and pleasantly nine of the ten sectors gained over 22.0%, led by the Financials sector with 43.0%. The laggard sector was Utilities, which still posted a 13.0% gain during the fiscal year and beat the index equivalent by 3.3%.

During that same period, the Mid Cap Fund found greater success in the sector-neutral strategy, with seven of ten GICS® sectors besting the benchmark allocation. All ten sectors gained at least 23.6% over the fiscal year, led by the Health Care sector with 40.4%.

Although the market appears to be resuming historical cyclical growth, the extraordinary stimulus that has flowed into the market over the past five years makes this uncharted territory. The core strategy of the Funds, which has historically outperformed the benchmark 76% of the time over rolling one-year periods, would benefit greatly from a return to the good old days. However, we are vigilant for unforeseen consequences of artificially driving the markets through stimulus, and especially the effects of withdrawing that support, which will have to eventually happen.

Again, we thank our shareholders for their continued confidence in Cloud Capital LLC, and with another fiscal year behind us, we look forward to many more years of serving them.

Sincerely,

Randy Cloud

Cloud Capital LLC, President

Cloud Capital Strategic Large Cap Fund

Investment Results – (Unaudited)

Total Returns *

(For the periods ended May 31, 2013)

		Average Annual Returns
	One Year	Since Inception (June 29, 2011)
Cloud Capital Strategic Large Cap Fund – Institutional Class	26.51%	11.14%
S&P 500® Index**	27.28%	15.19%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated March 4, 2013, were 1.41% of average daily net assets. Cloud Capital LLC (the “Adviser”) has contractually agreed to waive expenses of the Fund until May 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). The Adviser may be entitled to reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-670-2227.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-670-2227. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

The chart above assumes an initial investment of $1,000,000 made on June 29, 2011 (commencement of Fund operations) and held through May 31, 2013. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-670-2227. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Cloud Capital Strategic Mid Cap Fund

Investment Results – (Unaudited)

Total Returns *

(For the periods ended May 31, 2013)

		Average Annual Returns
	One Year	Since Inception (June 29, 2011)
Cloud Capital Strategic Mid Cap Fund – Institutional Class	26.46%	9.31%
S&P MidCap 400® Index**	29.95%	12.92%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated March 4, 2013, were 1.69% of average daily net assets. Cloud Capital LLC (the “Adviser”) has contractually agreed to waive expenses of the Fund until May 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). The Adviser may be entitled to reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-670-2227.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P MidCap 400® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-670-2227. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

The chart above assumes an initial investment of $1,000,000 made on June 29, 2011 (commencement of Fund operations) and held through May 31, 2013. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-670-2227. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

1 As a percent of net assets.

The investment objective of the Cloud Capital Strategic Large Cap Fund is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.

1 As a percent of net assets.

The investment objective of the Cloud Capital Strategic Mid Cap Fund is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Funds file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUNDS’ EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ABOUT THE FUNDS’ EXPENSES – (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cloud Capital Strategic Large Cap Fund – Institutional Class	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During the Period Ended May 31, 2013*
Actual	$1,000.00	$1,162.90	$7.54
Hypothetical ** (5% return before expenses)	$1,000.00	$1,017.96	$7.03

* Expenses are equal to the Cloud Capital Strategic Large Cap Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365.

** Assumes a 5% return before expenses.

Cloud Capital Strategic Mid Cap Fund – Institutional Class	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During the Period Ended May 31, 2013*
Actual	$1,000.00	$1,164.40	$7.54
Hypothetical ** (5% return before expenses)	$1,000.00	$1,017.96	$7.03

* Expenses are equal to the Cloud Capital Strategic Mid Cap Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365.

** Assumes a 5% return before expenses.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments

May 31, 2013

Shares		Fair Value

Common Stocks – 94.5%

Consumer Discretionary – 10.3%
780	Abercrombie & Fitch Co., Class A	$39,039
292	Amazon.com, Inc. *	78,592
1,907	Apollo Group, Inc., Class A *	38,126
1,785	AutoNation, Inc. *	82,718
108	AutoZone, Inc. *	44,227
1,386	Bed Bath & Beyond, Inc. *	94,625
2,485	Best Buy Co., Inc.	68,449
1,230	Big Lots, Inc. *	41,890
1,040	BorgWarner, Inc. *	84,345
2,544	Cablevision Systems Corp.	38,464
996	CarMax, Inc. *	46,588
997	Carnival Corp.	32,993
920	CBS Corp., Class B	45,556
264	Chipotle Mexican Grill, Inc. *	95,389
739	Coach, Inc.	43,064
1,982	Comcast Corp., Class A	79,574
479	CST Brands, Inc. *	14,552
1,762	D.R. Horton, Inc.	42,924
848	Darden Restaurants, Inc.	43,903
3,269	DeVry, Inc.	102,077
719	DIRECTV *	43,970
1,159	Discovery Communications, Inc., Class A *	91,371
1,977	Dollar Tree, Inc. *	94,983
624	Expedia, Inc.	35,856
661	Family Dollar Stores, Inc.	40,449
2,788	Ford Motor Co.	43,717
1,683	GameStop Corp., Class A	55,815
1,943	Gannett Co., Inc.	41,784
2,395	Gap, Inc./The	97,119
590	Genuine Parts Co.	45,898
2,820	Goodyear Tire & Rubber Co./The *	42,702
1,851	H & R Block, Inc.	54,175
763	Harley-Davidson, Inc.	41,630
1,580	Harman International Industries, Inc.	83,902

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Consumer Discretionary – (continued)
2,053	Hasbro, Inc.	$91,333
1,202	Home Depot, Inc./The	94,551
2,525	International Game Technology	45,142
3,230	Interpublic Group of Cos., Inc./The	45,928
2,028	JC Penney Co., Inc. *	35,649
1,263	Johnson Controls, Inc.	47,196
1,799	Kohl’s Corp.	92,511
1,675	L Brands, Inc.	83,791
1,341	Leggett & Platt, Inc.	42,927
909	Lennar Corp., Class A	35,730
1,039	Lowe’s Companies, Inc.	43,750
1,010	Macy’s, Inc.	48,814
1,993	Marriott International, Inc., Class A	83,720
1,024	Mattel, Inc.	45,815
418	McDonald’s Corp.	40,404
1,142	Meredith Corp.	46,814
791	Netflix, Inc. *	178,864
1,669	Newell Rubbermaid, Inc.	45,125
1,414	News Corp., Class A	45,415
727	NIKE, Inc., Class B	44,798
697	Nordstrom, Inc.	41,012
723	Omnicom Group, Inc.	44,930
883	O’Reilly Automotive, Inc. *	96,204
117	Priceline.com, Inc. *	93,849
1,834	Pulte Group, Inc. *	39,594
236	Ralph Lauren Corp.	41,295
1,329	Ross Stores, Inc.	85,460
1,312	Scripps Networks Interactive, Inc., Class A	88,362
828	Sears Holdings Corp. *	40,429
5,987	Staples, Inc.	89,811
709	Starbucks Corp.	44,714
637	Starwood Hotels & Resorts Worldwide, Inc.	43,535
627	Target Corp.	43,569
1,249	Tiffany & Co.	97,170
788	Time Warner Cable, Inc., Class A	75,272

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Consumer Discretionary – (continued)
768	Time Warner, Inc.	$44,857
870	TJX Cos., Inc./The	44,056
866	TripAdvisor, Inc. *	55,831
901	Urban Outfitters, Inc. *	37,790
262	VF Corp.	48,115
656	Viacom, Inc., Class B	43,241
719	Walt Disney Co./The	45,369
101	Washington Post Co./The, Class B	46,988
755	Whirlpool Corp.	96,477
690	Wyndham Worldwide Corp.	40,127
644	Wynn Resorts Ltd.	87,532
592	Yum! Brands, Inc.	40,125

		4,804,457

Consumer Staples – 10.5%
4,352	Altria Group, Inc.	157,106
2,525	Archer-Daniels-Midland Co.	81,372
4,370	Avon Products, Inc.	102,997
1,177	Beam, Inc.	76,341
1,130	Brown-Forman Corp., Class B	77,794
3,913	Campbell Soup Co.	167,519
950	Clorox Co./The	78,953
1,958	Coca-Cola Co./The	78,316
2,097	Coca-Cola Enterprises, Inc.	77,939
2,646	Colgate-Palmolive Co.	153,028
2,283	ConAgra Foods, Inc.	76,912
3,713	Constellation Brands, Inc., Class A *	196,850
1,389	Costco Wholesale Corp.	152,293
120	Crimson Wine Group Ltd. *	1,048
2,753	CVS Caremark Corp.	158,523
3,941	Dean Foods Co. *	41,342
1,628	Dr. Pepper Snapple Group, Inc.	74,863
2,269	Estee Lauder Cos., Inc./The, Class A	153,772
1,762	General Mills, Inc.	82,972
1,206	H.J. Heinz Co.	87,283
925	Hershey Co./The	82,437

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Consumer Staples – (continued)
2,384	Hillshire Brands Co.	$82,580
4,102	Hormel Foods Corp.	163,347
808	JM Smucker Co./The	81,574
2,450	Kellogg Co.	152,038
833	Kimberly-Clark Corp.	80,634
2,629	Kroger Co./The	88,510
1,860	Lorillard, Inc.	78,920
1,090	McCormick & Co., Inc.	75,304
2,089	Mead Johnson Nutrition Co.	169,373
3,158	Molson Coors Brewing Co., Class B	156,021
5,183	Mondelez International, Inc., Class A	152,684
1,001	PepsiCo, Inc.	80,836
1,602	Philip Morris International, Inc.	145,659
1,046	Procter & Gamble Co.	80,323
1,724	Reynolds American, Inc.	82,961
7,128	Safeway, Inc.	164,021
20,595	SUPERVALU, Inc. *	133,047
4,562	Sysco Corp.	154,205
3,364	Tyson Foods, Inc., Class A	84,092
3,640	Walgreen Co.	173,847
2,058	Wal-Mart Stores, Inc.	153,985
1,007	WhiteWave Foods Co., Class A *	17,557
1,434	WhiteWave Foods Co., Class B *	23,714
3,082	Whole Foods Market, Inc.	159,835

		4,894,727

Energy – 10.4%
15,745	Alpha Natural Resources, Inc. *	105,177
991	Anadarko Petroleum Corp.	86,660
1,947	Apache Corp.	159,913
1,745	Baker Hughes, Inc.	79,365
1,513	Cabot Oil & Gas Corp.	106,470
1,313	Cameron International Corp. *	79,948
4,264	Chesapeake Energy Corp.	93,116
1,395	Chevron Corp.	171,255
2,710	ConocoPhillips	166,232

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Energy – (continued)
2,396	Consol Energy, Inc.	$83,110
4,269	Denbury Resources, Inc. *	78,330
1,433	Devon Energy Corp.	81,493
2,202	Diamond Offshore Drilling, Inc.	151,509
1,726	Energy Transfer Partners LP (a)	83,909
628	EOG Resources, Inc.	81,026
1,313	EQT Corp.	104,915
1,781	Exxon Mobil Corp.	161,129
1,685	FMC Technologies, Inc. *	93,792
4,241	Halliburton Co.	177,494
2,611	Helmerich & Payne, Inc.	161,197
1,355	Hess Corp.	91,317
2,113	Kinder Morgan, Inc.	80,243
4,815	Marathon Oil Corp.	165,574
2,409	Marathon Petroleum Corp.	198,740
1,289	Murphy Oil Corp.	81,614
4,976	Nabors Industries Ltd.	79,660
2,184	National Oilwell Varco, Inc.	153,539
2,726	Newfield Exploration Co. *	64,844
1,980	Noble Corp.	76,730
1,471	Noble Energy, Inc.	84,811
1,941	Occidental Petroleum Corp.	178,692
3,014	Peabody Energy Corp.	59,286
697	Pioneer Natural Resources Co.	96,697
2,642	QEP Resources, Inc.	74,923
1,157	Range Resources Corp.	86,949
2,303	Rowan Cos. PLC, Class A *	76,547
1,017	Schlumberger Ltd.	74,259
2,304	Southwestern Energy Co. *	86,819
5,919	Spectra Energy Corp.	180,938
3,742	Tesoro Corp.	230,700
4,334	Valero Energy Corp.	176,082
2,267	Williams Cos., Inc./The	79,737
5,191	WPX Energy, Inc. *	99,973

		4,884,714

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Financials – 8.9%
496	ACE Ltd.	$44,453
795	Aflac, Inc.	44,295
953	Allstate Corp./The	45,994
1,395	American Express Co.	105,620
1,149	American International Group, Inc. *	51,092
632	Ameriprise Financial, Inc.	51,535
1,421	Aon PLC	90,472
1,098	Assurant, Inc.	54,595
3,685	Bank of America Corp.	50,330
1,555	Bank of New York Mellon Corp./The	46,738
1,362	BB&T Corp.	44,824
433	Berkshire Hathaway, Inc., Class B *	49,429
347	BlackRock, Inc.	96,841
742	Capital One Financial Corp.	45,201
1,997	CBRE Group, Inc. *	46,292
2,658	Charles Schwab Corp./The	52,797
520	Chubb Corp./The	45,326
989	Cincinnati Financial Corp.	46,818
990	Citigroup, Inc.	51,452
1,455	CME Group, Inc.	98,826
1,242	Comerica, Inc.	49,059
1,063	Discover Financial Services	50,413
4,014	E*Trade Financial Corp. *	46,680
1,809	Federated Investors, Inc., Class B	50,061
4,983	Fifth Third Bancorp	90,682
4,174	First Horizon National Corp.	47,917
310	Franklin Resources, Inc.	48,003
4,435	Genworth Financial, Inc., Class A *	47,939
563	Goldman Sachs Group, Inc./The	91,321
1,705	Hartford Financial Services Group, Inc./The	52,216
9,516	Hudson City Bancorp, Inc.	80,889
611	IntercontinentalExchange, Inc. *	104,629
2,969	Invesco Ltd.	100,167
1,792	JPMorgan Chase & Co.	97,848
8,840	KeyCorp	95,296
2,947	Legg Mason, Inc.	103,279

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Financials – (continued)
1,691	Leucadia National Corp.	$53,058
1,468	Lincoln National Corp.	52,343
961	Loews Corp.	44,026
398	M&T Bank Corp.	41,719
2,346	Marsh & McLennan Cos., Inc.	93,900
711	McGraw Hill Financial, Inc.	38,774
1,124	MetLife, Inc.	49,687
1,538	Moody’s Corp.	102,156
1,828	Morgan Stanley	47,346
3,010	NASDAQ OMX Group, Inc./The	94,710
1,633	Northern Trust Corp.	94,976
2,473	NYSE Euronext	99,478
6,621	People’s United Financial, Inc.	91,112
676	PNC Financial Services Group, Inc.	48,442
1,358	Principal Financial Group, Inc.	51,410
1,832	Progressive Corp./The	46,692
719	Prudential Financial, Inc.	49,622
5,419	Regions Financial Corp.	49,476
4,889	SLM Corp.	116,059
759	State Street Corp.	50,221
2,828	SunTrust Banks, Inc.	90,760
1,153	T. Rowe Price Group, Inc.	87,437
761	Torchmark Corp.	49,106
533	Travelers Cos., Inc./The	44,616
1,258	U.S. Bancorp	44,121
1,806	Unum Group	51,431
1,183	Wells Fargo & Co.	47,959
1,514	XL Group PLC	47,590
1,831	Zions Bancorp.	51,366

		4,148,922

Health Care – 10.6%
1,763	Abbott Laboratories	64,644
673	Actavis, Inc. *	82,946
3,542	Aetna, Inc.	213,849
2,729	Agilent Technologies, Inc.	124,014

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Health Care – (continued)
1,149	Allergan, Inc.	$114,347
1,256	AmerisourceBergen Corp.	67,924
686	Amgen, Inc.	69,012
867	Baxter International, Inc.	60,943
690	Becton, Dickinson & Co.	68,013
396	Biogen Idec, Inc. *	94,046
17,802	Boston Scientific Corp. *	164,491
3,530	Bristol-Myers Squibb Co.	162,415
1,192	C.R. Bard, Inc.	122,855
1,295	Cardinal Health, Inc.	60,812
1,859	CareFusion Corp. *	68,334
1,223	Celgene Corp. *	151,206
1,460	Cerner Corp. *	143,499
1,006	CIGNA Corp.	68,303
1,994	Covidien PLC	126,823
1,060	DaVita, Inc. *	131,468
1,404	DENTSPLY International, Inc.	58,612
1,308	Edwards LifeSciences Corp. *	86,927
1,103	Eli Lilly & Co.	58,660
2,243	Express Scripts Holding Co. *	139,347
1,543	Forest Laboratories, Inc. *	61,343
3,131	Gilead Sciences, Inc. *	170,565
3,365	Hospira, Inc. *	116,715
800	Humana, Inc.	64,625
213	Intuitive Surgical, Inc. *	106,090
792	Johnson & Johnson	66,705
657	Laboratory Corp. of America Holdings *	65,404
1,953	Life Technologies Corp. *	144,741
1,160	McKesson Corp.	132,110
1,256	Medtronic, Inc.	64,049
2,841	Merck & Co., Inc.	132,652
2,064	Mylan, Inc. *	62,903
1,599	Patterson Cos., Inc.	62,496
3,406	PerkinElmer, Inc.	106,670
1,163	Perrigo Co.	134,782
4,585	Pfizer, Inc.	124,846

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Health Care – (continued)
1,000	Quest Diagnostics, Inc.	$61,820
3,086	St. Jude Medical, Inc.	133,397
938	Stryker Corp.	62,267
1,543	Tenet Healthcare Corp. *	73,070
1,734	Thermo Fisher Scientific, Inc.	153,156
1,030	UnitedHealth Group, Inc.	64,536
758	Varian Medical Systems, Inc. *	50,812
625	Waters Corp. *	60,408
901	WellPoint, Inc.	69,340
1,641	Zimmer Holdings, Inc.	128,847

		4,977,839

Industrials – 10.8%
577	3M Co.	63,633
1,594	Avery Dennison Corp.	69,330
773	Boeing Co./The	76,493
1,214	Caterpillar, Inc.	104,192
860	CH Robinson Worldwide, Inc.	48,733
1,332	Cintas Corp.	60,799
5,527	CSX Corp.	139,337
1,027	Cummins, Inc.	122,850
948	Danaher Corp.	58,631
1,290	Deere & Co.	112,384
834	Dover Corp.	65,275
711	Dun & Bradstreet Corp.	69,755
2,031	Eaton Corp. PLC	134,137
1,008	Emerson Electric Co.	57,904
979	Equifax, Inc.	59,615
3,142	Expeditors International of Washington, Inc.	122,619
2,468	Fastenal Co.	128,755
1,185	FedEx Corp.	114,118
365	Flowserve Corp.	61,338
1,836	Fluor Corp.	116,080
836	General Dynamics Corp.	64,459
5,474	General Electric Co.	127,645
837	Honeywell International, Inc.	65,667

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Industrials – (continued)
899	Illinois Tool Works, Inc.	$63,028
2,317	Ingersoll-Rand PLC	133,270
3,458	Iron Mountain, Inc.	123,940
1,214	Jacobs Engineering Group, Inc. *	69,206
843	Joy Global, Inc.	45,581
1,501	L-3 Communications Holdings, Inc.	127,706
595	Lockheed Martin Corp.	62,998
3,252	Masco Corp.	68,354
842	Norfolk Southern Corp.	64,517
837	Northrop Grumman Corp.	68,946
1,231	PACCAR, Inc.	65,984
1,762	Pall Corp.	120,183
610	Parker Hannifin Corp.	60,871
4,768	Pitney Bowes, Inc.	69,988
630	Precision Castparts Corp.	134,807
1,943	Quanta Services, Inc. *	55,122
6,060	R.R. Donnelley & Sons Co.	80,415
992	Raytheon Co.	66,123
3,850	Republic Services, Inc.	131,271
1,681	Robert Half International, Inc.	58,436
642	Rockwell Automation, Inc.	56,506
960	Rockwell Collins, Inc.	62,176
484	Roper Industries, Inc.	60,138
1,035	Ryder System, Inc.	65,222
705	Snap-on, Inc.	64,174
10,311	Southwest Airlines Co.	146,112
1,527	Stanley Black & Decker, Inc.	120,971
597	Stericycle, Inc. *	65,560
4,318	Textron, Inc.	116,410
1,843	Tyco International Ltd.	62,299
880	Union Pacific Corp.	136,059
1,482	United Parcel Service, Inc., Class B	127,278
643	United Technologies Corp.	60,981
272	W.W. Grainger, Inc.	70,096

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Industrials – (continued)
1,610	Waste Management, Inc.	$67,490
2,017	Xylem, Inc.	56,746

		5,052,713

Information Technology – 9.6%
1,120	Accenture PLC, Class A	91,950
2,064	Adobe Systems, Inc. *	88,569
14,032	Advanced Micro Devices, Inc. *	56,129
1,950	Akamai Technologies, Inc. *	89,915
2,230	Altera Corp.	74,005
562	Amphenol Corp., Class A	43,778
1,839	Analog Devices, Inc.	84,444
156	Apple, Inc.	69,951
6,261	Applied Materials, Inc.	95,161
2,129	Autodesk, Inc. *	80,332
638	Automatic Data Processing, Inc.	43,838
859	BMC Software, Inc. *	38,918
1,098	Broadcom Corp., Class A	39,425
1,515	CA, Inc.	41,386
1,843	Cisco Systems, Inc.	44,370
1,139	Citrix Systems, Inc. *	73,287
1,008	Cognizant Technology Solutions Corp., Class A *	65,146
1,879	Computer Sciences Corp.	83,806
6,480	Corning, Inc.	99,598
6,103	Dell, Inc.	81,473
1,465	eBay, Inc. *	79,281
2,640	Electronic Arts, Inc. *	60,702
1,537	EMC Corp. *	38,051
803	F5 Networks, Inc. *	66,819
2,082	Fidelity National Information Services, Inc.	93,468
1,175	First Solar, Inc. *	63,910
962	Fiserv, Inc. *	83,874
3,310	FLIR Systems, Inc.	80,621
105	Google, Inc., Class A *	91,820
1,600	Harris Corp.	80,205
2,229	Hewlett-Packard Co.	54,436

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Information Technology – (continued)
1,818	Intel Corp.	$44,132
182	International Business Machines Corp.	37,911
594	Intuit, Inc.	34,741
4,062	Jabil Circuit, Inc.	81,478
2,808	JDS Uniphase Corp. *	38,251
1,755	Juniper Networks, Inc. *	31,122
736	KLA-Tencor Corp.	41,416
951	Lam Research Corp. *	44,510
1,344	Lexmark International, Inc., Class A	41,016
1,046	Linear Technology Corp.	39,216
5,108	LSI Corp. *	37,802
152	MasterCard, Inc., Class A	86,945
1,149	Microchip Technology, Inc.	41,917
4,855	Micron Technology, Inc. *	56,705
1,390	Microsoft Corp.	48,500
1,349	Molex, Inc.	39,580
669	Motorola Solutions, Inc.	38,760
1,098	NetApp, Inc. *	41,218
6,570	NVIDIA Corp.	95,194
1,076	Oracle Corp.	36,330
1,162	Paychex, Inc.	43,272
1,215	QUALCOMM, Inc.	77,124
699	Red Hat, Inc. *	33,737
3,158	SAIC, Inc.	45,787
1,843	Salesforce.com, Inc. *	78,011
1,642	SanDisk Corp. *	96,918
3,642	Symantec Corp.*	81,537
2,009	TE Connectivity Ltd.	89,174
563	Teradata Corp. *	31,365
4,624	Teradyne, Inc. *	82,954
2,421	Texas Instruments, Inc.	86,895
1,599	Total System Services, Inc.	37,592
1,965	VeriSign, Inc. *	92,440
495	Visa, Inc., Class A	88,196
1,685	Western Digital Corp.	106,716
2,684	Western Union Co./The	43,963

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Information Technology – (continued)
10,609	Xerox Corp.	$93,253
1,004	Xilinx, Inc.	40,800
3,926	Yahoo!, Inc. *	103,266

		4,488,412

Materials – 10.3%
2,719	Air Products & Chemicals, Inc.	256,702
1,228	Airgas, Inc.	126,382
12,714	Alcoa, Inc.	108,071
3,750	Allegheny Technologies, Inc.	103,390
5,118	Ball Corp.	220,904
6,636	Bemis Co., Inc.	259,791
1,062	CF Industries Holdings, Inc.	202,818
6,359	Cliffs Natural Resources, Inc.	114,708
3,464	Dow Chemical Co./The	119,377
5,051	Du Pont (E.I.) de Nemours & Co.	281,798
3,345	Eastman Chemical Co.	239,920
1,577	Ecolab, Inc.	133,199
3,901	FMC Corp.	244,636
6,910	Freeport-McMoRan Copper & Gold, Inc., Class B	214,563
1,653	International Flavors & Fragrances, Inc.	132,738
2,762	International Paper Co.	127,474
3,589	MeadWestvaco Corp.	125,624
2,333	Monsanto Co.	234,774
1,956	Mosaic Co./The	118,965
2,590	Newmont Mining Corp.	88,793
2,446	Nucor Corp.	108,850
10,417	Owens-Illinois, Inc. *	285,959
810	PPG Industries, Inc.	124,398
2,167	Praxair, Inc.	247,765
6,154	Sealed Air Corp.	147,825
707	Sherwin-Williams Co./The	133,198
1,507	Sigma-Aldrich Corp.	126,104

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Materials – (continued)
4,662	United States Steel Corp.	$82,471
1,972	Vulcan Materials Co.	105,672

		4,816,869

Real Estate Investment Trusts – 1.8%
1,037	American Tower Corp., Class A	80,730
1,502	Apartment Investment & Management Co., Class A	45,462
301	AvalonBay Communities, Inc.	39,952
385	Boston Properties, Inc.	41,034
713	Equity Residential	40,295
1,797	HCP, Inc.	85,134
672	Health Care REIT, Inc.	45,683
2,490	Host Hotels & Resorts, Inc.	44,301
2,085	Kimco Realty Corp.	46,184
881	Plum Creek Timber Co., Inc.	42,012
1,058	ProLogis, Inc.	42,626
548	Public Storage, Inc.	83,149
512	Simon Property Group, Inc.	85,142
630	Ventas, Inc.	44,979
495	Vornado Realty Trust	39,574
1,334	Weyerhaeuser Co.	39,794

		846,051

Telecommunication Services – 1.1%
2,376	AT&T, Inc.	83,147
1,963	CenturyLink, Inc.	67,034
1,047	Crown Castle International Corp. *	74,615
8,226	Frontier Communications Corp.	34,057
6,663	Sprint Nextel Corp. *	48,643
1,943	T-Mobile US, Inc. *	41,642
1,874	Verizon Communications, Inc.	90,868
8,275	Windstream Corp.	66,451

		506,457

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Utilities – 10.2%
12,605	AES Corp./The	$153,775
3,446	AGL Resources, Inc.	145,867
4,414	Ameren Corp.	150,257
3,219	American Electric Power Co., Inc.	147,508
7,032	CenterPoint Energy, Inc.	163,003
5,630	CMS Energy Corp.	151,724
2,537	Consolidated Edison, Inc.	144,807
2,650	Dominion Resources, Inc., Class A	149,862
2,265	DTE Energy Co.	150,870
4,238	Duke Energy Corp.	283,653
3,049	Edison International	140,059
2,237	Entergy Corp.	154,109
4,738	Exelon Corp.	148,487
3,634	FirstEnergy Corp.	141,780
2,596	Integrys Energy Group, Inc.	149,360
1,971	NextEra Energy, Inc.	149,061
5,395	NiSource, Inc.	155,004
3,570	Northeast Utilities	148,778
5,976	NRG Energy, Inc.	152,509
3,031	Oneok, Inc.	136,824
7,448	Pepco Holdings, Inc.	154,689
3,460	PG&E Corp.	155,378
2,699	Pinnacle West Capital Corp.	152,441
4,822	PPL Corp.	143,215
4,644	Public Service Enterprise Group, Inc.	153,449
3,055	SCANA Corp.	154,088
1,928	Sempra Energy	156,746
3,260	Southern Co.	143,130
8,449	TECO Energy, Inc.	148,785
3,689	Wisconsin Energy Corp.	150,535
5,169	Xcel Energy, Inc.	148,460

		4,778,213

TOTAL COMMON STOCKS (Cost $37,293,848)		44,199,374

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Exchange-Traded Funds – 1.5%
5,300	ProShares UltraPro S&P 500 Fund	$698,699

TOTAL EXCHANGE-TRADED FUNDS (Cost $715,904)		698,699

Cash Equivalents – 4.1%
180,575	FOLIOfn Investment Cash Account, 0.010% (b)	180,575
1,727,367	FOLIOfn Investment Sweep Account, 0.010% (b)	1,727,367

TOTAL CASH EQUIVALENTS (Cost $1,907,942)		1,907,942

TOTAL INVESTMENTS (Cost $39,917,694) – 100.1%		46,806,015

Liabilities in Excess of Other Assets – (0.1)%		(59,744)

NET ASSETS – 100.0%		$46,746,271

(a)	Master Limited Partnership.
(b)	Rate disclosed is the annual percentage yield as of May 31, 2013.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments

May 31, 2013

Shares		Fair Value

Common Stocks – 93.0%

Consumer Discretionary – 10.3%
1,915	Aaron’s, Inc.	$53,787
785	Advance Auto Parts, Inc.	64,006
2,129	Aeropostale, Inc. *	31,099
518	AMC Networks, Inc., Class A *	33,145
2,830	American Eagle Outfitters, Inc.	56,008
1,829	American Greetings Corp., Class A	33,648
1,809	ANN, Inc. *	55,502
3,520	Ascena Retail Group, Inc. *	71,566
610	Bally Technologies, Inc. *	34,753
2,204	Barnes & Noble, Inc. *	49,590
1,304	Bob Evans Farms, Inc.	60,183
885	Brinker International, Inc.	34,687
497	Carter’s, Inc.	35,829
1,766	Cheesecake Factory, Inc./The	70,514
3,247	Chico’s FAS, Inc.	58,648
761	Deckers Outdoor Corp. *	40,827
1,223	Dick’s Sporting Goods, Inc.	64,020
3	Dillard’s, Inc., Class A	277
726	Dollar Tree, Inc. *	34,854
5	Domino’s Pizza, Inc.	296
1,699	DreamWorks Animation SKG, Inc., Class A *	37,267
1,761	Foot Locker, Inc.	60,437
566	Fossil, Inc. *	60,162
1,498	Gentex Corp.	34,265
2,236	Guess?, Inc.	71,067
764	Hanesbrands, Inc.	38,106
495	HSN, Inc.	28,141
996	International Speedway Corp., Class A	34,536
4,060	ITT Educational Services, Inc. *	97,308
1,532	John Wiley & Sons, Inc., Class A	60,812
1,572	KB Home	34,838
1,385	Lamar Advertising Co. *	64,731
567	Life Time Fitness, Inc. *	28,282
2,579	LKQ Corp. *	63,123

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Consumer Discretionary – (continued)
879	Matthews International Corp., Class A	$33,705
724	MDC Holdings, Inc.	26,862
857	Meredith Corp.	35,100
297	Mohawk Industries, Inc. *	33,014
3,307	New York Times Co./The, Class A *	34,954
30	NVR, Inc. *	29,115
6,418	Office Depot, Inc. *	28,305
177	Panera Bread Co., Class A *	34,029
857	PetSmart, Inc.	57,829
647	Polaris Industries, Inc.	61,839
319	PVH Corp.	36,747
1,740	Regis Corp.	32,028
839	Rent-A-Center, Inc.	30,695
2,712	Saks, Inc. *	40,218
999	Scholastic Corp.	30,216
3,146	Scientific Games Corp., Class A *	34,260
1,951	Service Corp. International	35,072
964	Signet Jewelers Ltd	66,047
801	Sotheby’s	29,829
1,084	Strayer Education, Inc.	57,967
727	Thor Industries, Inc.	31,052
799	Toll Brothers, Inc. *	27,308
318	Tractor Supply Co.	35,585
863	Tupperware Brands Corp.	69,845
617	Under Armour, Inc., Class A *	38,268
2,098	Valassis Communications, Inc.	54,520
5,699	Wendy’s Co./The	33,911
672	Williams-Sonoma, Inc.	36,261
1,824	WMS Industries, Inc. *	46,232

		2,737,127

Consumer Staples – 10.0%
5,001	Church & Dwight Co., Inc.	304,088
1,553	Energizer Holdings, Inc.	148,636
10,364	Flowers Foods, Inc.	345,844
3,320	Green Mountain Coffee Roasters, Inc. *	242,772

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Consumer Staples – (continued)
7,138	Harris Teeter Supermarkets, Inc.	$335,480
1,963	Ingredion, Inc.	133,731
3,938	Lancaster Colony Corp.	324,729
5,787	Monster Beverage Corp. *	315,895
5,804	Smithfield Foods, Inc. *	191,175
5,194	Tootsie Roll Industries, Inc.	163,191
2,567	Universal Corp.	150,527

		2,656,068

Energy – 10.1%
17,756	Arch Coal, Inc.	91,619
2,691	Atwood Oceanics, Inc. *	141,280
3,847	Bill Barrett Corp. *	86,835
1,730	CARBO Ceramics, Inc.	113,976
2,185	Cimarex Energy Co.	153,289
4,630	Comstock Resources, Inc.	74,690
2,368	Dresser-Rand Group, Inc. *	143,479
1,747	Dril-Quip, Inc. *	158,015
2,865	Energen Corp.	155,259
1,447	Energy Transfer Equity LP (a)	82,694
9,892	Forest Oil Corp. *	45,008
3,020	Helix Energy Solutions Group, Inc. *	72,056
3,155	HollyFrontier Corp.	156,186
3,962	Northern Oil and Gas, Inc. *	52,181
1,148	Oceaneering International, Inc.	83,175
1,773	Oil States International, Inc. *	174,642
797,922	Patriot Coal Corp. *	171,553
7,060	Patterson-UTI Energy, Inc.	148,340
21,625	Quicksilver Resources, Inc. *	48,007
1,195	SM Energy Co.	72,466
5,702	Superior Energy Services, Inc. *	152,134
2,906	Tidewater, Inc.	160,089
1,482	Unit Corp. *	66,923
1,632	World Fuel Services Corp.	66,466

		2,670,362

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Financials – 7.2%
357	Affiliated Managers Group, Inc. *	$58,596
608	American Financial Group, Inc.	29,531
2,929	Apollo Investment Corp.	24,280
1,434	Arthur J Gallagher & Co.	62,625
772	Aspen Insurance Holdings Ltd.	28,367
1,830	Associated Banc-Corp.	28,195
5,118	Astoria Financial Corp.	50,467
1,694	BancorpSouth, Inc.	29,077
1,080	Bank of Hawaii Corp.	54,395
936	Brown & Brown, Inc.	30,193
1,285	Cathay General Bancorp	26,082
1,545	CBOE Holdings, Inc.	62,016
485	City National Corp.	30,430
1,378	Commerce Bancshares, Inc.	59,973
439	Cullen/Frost Bankers, Inc.	28,240
1,107	East West Bancorp, Inc.	29,170
1,456	Eaton Vance Corp.	60,439
223	Everest Re Group Ltd.	28,937
959	Fidelity National Financial, Inc., Class A	25,223
1,035	First American Financial Corp.	24,720
3,155	First Niagara Financial Group, Inc.	30,827
1,674	FirstMerit Corp.	31,582
2,370	Fulton Financial Corp.	27,232
866	Greenhill & Co., Inc.	43,157
766	Hancock Holding Co.	21,859
617	Hanover Insurance Group, Inc.	31,008
646	HCC Insurance Holdings, Inc.	27,700
1,286	International Bancshares Corp.	28,010
2,591	Janus Capital Group, Inc.	22,727
285	Jones Lang LaSalle, Inc.	26,190
799	Kemper Corp.	27,274
1,079	Leucadia National Corp.	33,848
638	Mercury General Corp.	28,554
1,538	MSCI, Inc., Class A *	54,184
3,934	New York Community Bancorp, Inc.	51,460
2,186	Old Republic International Corp.	29,746

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Financials – (continued)
557	Prosperity Bancshares, Inc.	$27,886
815	Protective Life Corp.	31,523
600	Raymond James Financial, Inc.	26,399
451	Reinsurance Group of America, Inc.	29,735
2,035	SEI Investments Co.	62,300
337	Signature Bank *	26,015
641	StanCorp Financial Group, Inc.	29,121
411	SVB Financial Group *	31,826
10,008	Synovus Financial Corp.	27,423
1,942	TCF Financial Corp.	27,959
1,119	Trustmark Corp.	28,511
5,145	Valley National Bancorp	47,948
1,335	Waddell & Reed Financial, Inc., Class A	61,442
2,939	Washington Federal, Inc.	51,411
1,133	Webster Financial Corp.	26,460
1,187	Westamerica Bancorp	53,434
622	WR Berkley Corp.	25,465

		1,901,172

Health Care – 10.7%
11,296	Allscripts Healthcare Solutions, Inc. *	156,453
461	Bio-Rad Laboratories, Inc., Class A *	52,373
1,014	Catamaran Corp. *	49,893
1,197	Charles River Laboratories International, Inc. *	51,829
1,654	Community Health Systems, Inc.	79,684
1,201	Cooper Cos., Inc./The	135,700
830	Covance, Inc. *	61,888
4,199	Endo Pharmaceuticals Holdings, Inc. *	152,428
5,997	Health Management Associates, Inc. *	82,704
2,010	Health Net, Inc. *	64,049
1,391	Henry Schein, Inc. *	133,967
1,749	Hill-Rom Holdings, Inc.	63,205
2,107	HMS Holdings Corp. *	52,460
2,474	Hologic, Inc. *	51,337
1,249	IDEXX Laboratories, Inc. *	102,980
2,834	LifePoint Hospitals, Inc. *	140,946

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Health Care – (continued)
5,694	Masimo Corp. *	$123,278
611	Mednax, Inc. *	56,740
259	Mettler-Toledo International, Inc. *	56,452
3,088	Omnicare, Inc.	142,131
10	Orthofix International NV *	276
1,682	Owens & Minor, Inc.	57,492
273	Regeneron Pharmaceuticals, Inc. *	66,006
2,670	ResMed, Inc.	128,148
1,422	STERIS Corp.	64,457
669	Techne Corp.	44,483
689	Teleflex, Inc.	53,962
3,223	Thoratec Corp. *	100,463
2,235	United Therapeutics Corp. *	148,546
2,162	Universal Health Services, Inc., Class B	149,453
2,349	VCA Antech, Inc. *	60,031
1,197	Vertex Pharmaceuticals, Inc. *	96,152
1,031	WellCare Health Plans, Inc. *	53,782

		2,833,748

Industrials – 10.4%
377	Acuity Brands, Inc.	28,334
1,029	AECOM Technology Corp. *	31,697
980	AGCO Corp.	54,368
561	Alaska Air Group, Inc. *	31,896
390	Alliant Techsystems, Inc.	30,625
1,274	AMETEK, Inc.	54,973
517	BE Aerospace, Inc. *	32,769
866	Brink’s Co./The	23,248
812	Carlisle Cos., Inc.	53,083
71	Chicago Bridge & Iron Co. NV	4,478
536	CLARCOR, Inc.	29,079
464	Clean Harbors, Inc. *	26,540
842	Con-way, Inc.	32,026
1,590	Copart, Inc. *	54,671
997	Corporate Executive Board Co./The	61,019
1,176	Corrections Corp. of America	41,322

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Industrials – (continued)
541	Crane Co.	$32,301
777	Deluxe Corp.	29,066
1,385	Donaldson Co., Inc.	51,934
738	Esterline Technologies Corp. *	54,173
2,296	Exelis, Inc.	27,894
817	Fortune Brands Home & Security, Inc.	34,557
1,521	FTI Consulting, Inc. *	57,785
727	Gardner Denver, Inc.	54,924
557	GATX Corp.	27,809
801	General Cable Corp. *	28,320
920	Graco, Inc.	59,294
740	Granite Construction, Inc.	22,824
1,068	Harsco Corp.	24,977
1,113	Herman Miller, Inc.	31,289
1,604	HNI Corp.	58,967
585	Hubbell, Inc., Class B	58,754
1,116	Huntington Ingalls Industries, Inc.	61,652
536	IDEX Corp.	29,532
1,023	ITT Corp.	30,835
415	JB Hunt Transport Services, Inc.	30,560
287	Kansas City Southern	31,745
1,677	KBR, Inc.	60,531
627	Kennametal, Inc.	27,155
401	Kirby Corp. *	31,282
1,636	Korn/Ferry International *	28,629
876	Landstar System, Inc.	46,236
459	Lennox International, Inc.	29,362
973	Lincoln Electric Holdings, Inc.	58,199
558	Manpower, Inc.	31,939
973	Matson, Inc.	24,489
1,123	Mine Safety Appliances Co.	56,079
657	MSC Industrial Direct Co., Inc., Class A	54,281
759	Nordson Corp.	54,072
1,499	Oshkosh Corp. *	59,694
970	Pentair Ltd.	56,486
694	Regal-Beloit Corp.	46,853

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Industrials – (continued)
2,109	Rollins, Inc.	$53,286
699	SPX Corp.	55,193
900	Terex Corp. *	32,269
512	Timken Co.	29,035
864	Towers Watson & Co., Class A	67,153
678	Trinity Industries, Inc.	27,739
368	Triumph Group, Inc.	28,561
535	United Rentals, Inc. *	30,429
1,233	URS Corp.	59,712
3,392	UTi Worldwide, Inc.	53,689
350	Valmont Industries, Inc.	53,267
286	Wabtec Corp.	31,465
1,470	Waste Connections, Inc.	59,162
344	Watsco, Inc.	30,049
1,113	Werner Enterprises, Inc.	27,857
690	Woodward, Inc.	27,025

		2,760,498

Information Technology – 10.4%
575	ACI Worldwide, Inc. *	26,731
2,893	Acxiom Corp. *	63,616
2,623	ADTRAN, Inc.	60,644
2,252	Advent Software, Inc. *	74,720
339	Alliance Data Systems Corp. *	60,105
732	ANSYS, Inc. *	54,556
936	AOL, Inc. *	32,433
702	Arrow Electronics, Inc. *	27,909
7,942	Atmel Corp. *	62,507
829	Avnet, Inc. *	28,318
1,145	Broadridge Financial Solutions, Inc.	31,082
1,887	Cadence Design Systems, Inc. *	28,550
1,720	Ciena Corp. *	28,798
2,402	Compuware Corp. *	26,971
747	Concur Technologies, Inc. *	60,345
1,577	Convergys Corp.	28,646
950	CoreLogic, Inc. *	24,885

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Information Technology – (continued)
679	Cree, Inc. *	$42,360
2,606	Cypress Semiconductor Corp.	29,296
817	Diebold, Inc.	26,307
415	DST Systems, Inc.	28,305
120	Equinix, Inc. *	24,313
584	Factset Research Systems, Inc.	57,334
1,191	Fair Isaac Corp.	58,430
3,590	Fairchild Semiconductor International, Inc. *	52,085
1,066	Gartner, Inc. *	60,362
533	Global Payments, Inc.	25,564
1,600	Informatica Corp. *	58,183
2,931	Ingram Micro, Inc., Class A *	56,009
3,531	Integrated Device Technology, Inc. *	30,087
1,388	International Rectifier Corp. *	30,498
3,164	Intersil Corp., Class A	25,948
1,177	Itron, Inc. *	49,433
637	Jack Henry & Associates, Inc.	29,886
1,345	Lam Research Corp. *	62,923
1,147	Lender Processing Services, Inc.	37,955
1,023	Mantech International Corp., Class A	27,704
6,605	MEMC Electronic Materials, Inc. *	53,304
3,185	Mentor Graphics Corp.	60,479
597	MICROS Systems, Inc. *	25,195
9,116	Monster Worldwide, Inc. *	50,410
963	National Instruments Corp.	27,352
1,897	NCR Corp. *	63,369
1,219	NeuStar, Inc., Class A *	59,063
1,405	Plantronics, Inc.	64,909
4,578	Polycom, Inc. *	51,868
1,141	PTC, Inc. *	28,653
2,422	QLogic Corp. *	23,592
696	Rackspace Hosting, Inc. *	26,134
5,306	RF Micro Devices, Inc. *	29,290
2,842	Riverbed Technology, Inc. *	43,942
3,278	Rovi Corp. *	84,560
912	Semtech Corp. *	33,310

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Information Technology – (continued)
630	Silicon Laboratories, Inc. *	$27,059
1,242	Skyworks Solutions, Inc. *	29,629
952	Solera Holdings, Inc.	52,123
1,654	Synopsys, Inc. *	60,295
1,096	Tech Data Corp. *	54,913
11,652	Tellabs, Inc.	24,119
1,199	TIBCO Software, Inc. *	25,576
1,715	Trimble Navigation Ltd. *	47,856
1,326	ValueClick, Inc. *	34,938
1,579	VeriFone Systems, Inc. *	36,840
4,931	Vishay Intertechnology, Inc. *	71,791
654	Zebra Technologies Corp., Class A *	29,853

		2,754,220

Materials – 10.4%
2,029	Albemarle Corp.	135,772
1,322	AptarGroup, Inc.	74,977
796	Ashland, Inc.	70,781
1,613	Cabot Corp.	66,016
1,307	Carpenter Technology Corp.	62,965
4,203	Commercial Metals Co.	64,817
1,883	Compass Minerals International, Inc.	164,282
1,815	Cytec Industries, Inc.	129,702
1,628	Domtar Corp.	117,998
11	Freeport-McMoRan Copper & Gold, Inc.	340
1,451	Greif, Inc., Class A	75,609
6,176	Intrepid Potash, Inc. *	115,989
3,228	Louisiana-Pacific Corp. *	56,711
691	Martin Marietta Materials, Inc.	75,292
3,252	Minerals Technologies, Inc.	138,550
237	NewMarket Corp.	64,862
3,008	Olin Corp.	74,981
3,441	Packaging Corp. of America	168,623
1,071	Reliance Steel & Aluminum Co.	70,470
1,714	Rock-Tenn Co., Class A	169,312
2,165	RPM International, Inc.	71,713

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Materials – (continued)
1,528	Scotts Miracle-Gro Co., Class A	$72,213
3,527	Sensient Technologies Corp.	145,564
3,132	Silgan Holdings, Inc.	146,488
2,185	Sonoco Products Co.	76,533
8,881	Steel Dynamics, Inc.	136,242
1,998	Valspar Corp.	143,162
2,398	Worthington Industries, Inc.	82,443

		2,772,407

Real Estate Investment Trusts – 3.0%
352	Alexandria Real Estate Equities, Inc.	24,129
541	American Campus Communities, Inc.	22,107
496	BRE Properties, Inc.	24,780
364	Camden Property Trust	25,230
950	Corporate Office Properties Trust	25,287
1,683	Duke Realty Corp.	27,892
1,130	Equity One, Inc.	26,356
165	Essex Property Trust, Inc.	25,971
241	Federal Realty Investment Trust	25,929
723	Highwoods Properties, Inc.	26,335
404	Home Properties, Inc.	24,572
2,051	Hospitality Properties Trust	59,859
659	Liberty Property Trust	26,738
432	Macerich Co./The	28,052
1,887	Mack-Cali Realty Corp.	49,995
793	National Retail Properties, Inc.	28,454
2,026	Omega Healthcare Investors, Inc.	65,669
580	Potlatch Corp.	26,352
458	Rayonier, Inc.	25,382
587	Realty Income Corp.	26,666
1,028	Regency Centers Corp.	53,044
1,081	Senior Housing Properties Trust	27,948
314	SL Green Realty Corp.	27,293
310	Taubman Centers, Inc.	24,986

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value

Real Estate Investment Trusts – (continued)
1,032	UDR, Inc.	$25,139
990	Weingarten Realty Investors	31,562

		805,727

Telecommunication Services – 0.3%
1,104	Telephone & Data Systems, Inc.	25,664
1,971	TW Telecom, Inc. *	56,246

		81,910

Utilities – 10.2%
2,826	Alliant Energy Corp.	139,207
4,747	Aqua America, Inc.	147,580
3,442	Atmos Energy Corp.	145,304
3,278	Black Hills Corp.	155,615
3,076	Cleco Corp.	139,992
6,132	Great Plains Energy, Inc.	138,401
4,927	Hawaiian Electric Industries, Inc.	128,930
2,885	IDACORP, Inc.	136,265
5,668	MDU Resources Group, Inc.	146,565
2,361	National Fuel Gas Co.	144,465
3,229	Northeast Utilities	134,562
6,852	NV Energy, Inc.	160,599
2,237	OGE Energy Corp.	151,809
10	Oneok, Inc.	451
6,166	PNM Resources, Inc.	138,244
5,632	Questar Corp.	136,903
3,696	UGI Corp.	141,152
4,101	Vectren Corp.	140,834
4,311	Westar Energy, Inc.	136,746
3,149	WGL Holdings, Inc.	135,174

		2,698,798

TOTAL COMMON STOCKS (Cost $20,412,649)		24,672,037

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

May 31, 2013

Shares		Fair Value
Exchange-Traded Funds – 1.1%
2,300	ProShares UltraPro MidCap400 Fund *	$300,357

TOTAL EXCHANGE-TRADED FUNDS (Cost $326,853)		300,357

Cash Equivalents – 5.7%
179,384	FOLIOfn Investment Cash Account, 0.010% (b)	179,384
1,328,506	FOLIOfn Investment Sweep Account, 0.010% (b)	1,328,506

TOTAL CASH EQUIVALENTS (Cost $1,507,890)		1,507,890

TOTAL INVESTMENTS (Cost $22,247,392) – 99.8%		26,480,284

Other Assets in Excess of Liabilities – 0.2%		64,318

NET ASSETS – 100.0%		$26,544,602

(a)	Master Limited Partnership.
(b)	Rate disclosed is the annual percentage yield as of May 31, 2013.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Assets and Liabilities

May 31, 2013

	Cloud Capital Strategic Large Cap Fund	Cloud Capital Strategic Mid Cap Fund
Assets:
Investments in securities
At cost	$39,917,694	$22,247,392

At fair value	$46,806,015	$26,480,284
Cash	—	64,499
Receivable for investments sold	—	4
Receivable for fund shares sold	1,972	2,149
Dividends receivable	95,614	42,584
Prepaid expenses	12,623	10,761

Total assets	46,916,224	26,600,281

Liabilities:
Payable to Adviser (a)	32,382	12,312
Payable for investments purchased	3,723	492
Payable for fund shares redeemed	95,914	9,383
Payable to administrator, fund accountant and transfer agent (a)	8,227	7,988
Payable to custodian	814	527
Administrative servicing fees – Institutional Class (a)	4,244	1,740
Other accrued expenses	24,649	23,237

Total Liabilities	169,953	55,679

Net Assets	$46,746,271	$26,544,602

Net Assets consist of:
Paid in capital	$39,652,392	$22,832,054
Accumulated net investment income	74,370	1,092
Accumulated net realized gain (loss) from investment transactions	131,188	(521,436)
Net unrealized appreciation on investments	6,888,321	4,232,892

Net Assets	$46,746,271	$26,544,602

Institutional Class:
Shares Outstanding (unlimited number of shares authorized, no par value)	2,750,200	1,595,772

Net Asset Value, Offering and Redemption Per Share:	$17.00	$16.63

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Operations

For the year ended May 31, 2013

	Cloud Capital Strategic Large Cap Fund	Cloud Capital Strategic Mid Cap Fund
Investment Income
Dividend income	$917,012	$407,018
Interest income	130	123

Total Investment Income	917,142	407,141

Expenses:
Investment Adviser fee (a)	275,306	148,842
Administrative servicing fees – Institutional Class (a)	46,074	15,050
Administration expenses (a)	37,500	37,500
Transfer agent expenses (a)	34,484	32,108
Fund accounting expenses (a)	25,000	25,000
Audit expenses	28,900	28,900
Legal expenses	17,299	17,299
Registration expenses	16,552	15,485
Pricing expenses	12,737	10,075
Custodian expenses	14,370	10,041
Report printing expenses	11,636	10,885
Offering costs	3,203	3,203
Trustee expenses	3,862	3,862
Insurance expenses	4,620	4,620
CCO expenses	1,306	1,306
Miscellaneous expenses	3,156	2,655
Excise tax expense	340	134

Total Expenses	536,345	366,965

Net fees waived by Adviser (a)	—	(46,393)
Net recoupment of prior expenses waived/reimbursed by Adviser (a)	52,251	—

Net operating expenses	588,596	320,572

Net investment income	328,546	86,569

Realized & Unrealized Gain (Loss) on Investments
Net realized gain on investment transactions	2,678,233	1,538,431
Change in unrealized appreciation of investments	6,924,578	3,856,153

Net realized and unrealized gain on investments	9,602,811	5,394,584

Net increase in net assets resulting from operations	$9,931,357	$5,481,153

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Changes in Net Assets

	Cloud Capital Strategic Large Cap Fund		Cloud Capital Strategic Mid Cap Fund
	Year Ended May 31, 2013	Period Ended May 31, 2012 (a)	Year Ended May 31, 2013	Period Ended May 31, 2012 (a)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$328,546	$135,646	$86,569	$(369)
Net realized gain (loss) on investment transactions	2,678,233	34,636	1,538,431	(728,988)
Net change in unrealized appreciation (depreciation) of investments	6,924,578	(36,257)	3,856,153	376,739

Net increase (decrease) in net assets resulting from operations	9,931,357	134,025	5,481,153	(352,618)

Distributions:
From net investment income:
Institutional Class	(353,411)	(67,036)	(115,431)	(13,184)
From net realized gain:
Institutional Class	(2,534,055)	(47,743)	(1,143,207)	(174,583)

Total distributions	(2,887,466)	(114,779)	(1,258,638)	(187,767)

Capital Transactions – Institutional Class:
Proceeds from shares sold	8,582,938	50,873,007	6,740,470	33,902,757
Reinvestment of distributions	1,499,196	51,011	491,612	74,072
Amount paid for shares redeemed	(8,930,053)	(12,392,965)	(5,428,385)	(12,918,054)

Net change resulting from capital transactions	1,152,081	38,531,053	1,803,697	21,058,775

Total Increase in Net Assets	8,195,972	38,550,299	6,026,212	20,518,390

Net Assets:
Beginning of period	38,550,299	–	20,518,390	–

End of period	$46,746,271	$38,550,299	$26,544,602	$20,518,390

Accumulated net investment income included in net assets at end of period	$74,370	$98,989	$1,092	$16,846

Share Transactions – Institutional Class:
Shares sold	550,718	3,555,541	445,826	2,410,730
Shares issued in reinvestment of distributions	100,685	3,605	33,788	5,360
Shares redeemed	(567,724)	(892,625)	(354,925)	(945,007)

Total Institutional Class	83,679	2,666,521	124,689	1,471,083

(a)	For the period June 29, 2011 (commencement of operations) to May 31, 2012.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Financial Highlights

(For a share outstanding during each period)

	For the year ended May 31, 2013	For the period ended May 31, 2012(a)
Institutional Class:
Selected Per Share Data:
Net asset value, beginning of period	$14.46	$15.00

Income from investment operations:
Net investment income	0.13	0.07
Net realized and unrealized gain (loss) on investments	3.54	(0.54	) (b)

Total from investment operations	3.67	(0.47)

Less distributions to shareholders:
From net investment income	(0.14)	(0.04)
From net realized gains	(0.99)	(0.03)

Total distributions	(1.13)	(0.07)

Net asset value, end of period	$17.00	$14.46

Total Return (c)	26.51%	(3.12	)% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$46,746	$38,550
Ratio of expenses to average net assets	1.40%	1.40	% (e)
Ratio of expenses to average net assets before waiver and recoupment	1.27%	1.90	% (e)
Ratio of net investment income to average net assets	0.78%	0.53	% (e)
Ratio of net investment income to average net assets before waiver and recoupment	0.91%	0.03	% (e)
Portfolio turnover rate	72.66%	163.38	% (d)

(a)	For the period June 29, 2011 (commencement of operations) to May 31, 2012.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Financial Highlights

(For a share outstanding during each period)

	For the year ended May 31, 2013	For the period ended May 31, 2012 (a)
Institutional Class:
Selected Per Share Data:
Net asset value, beginning of period	$13.95	$15.00

Income from investment operations:
Net investment income (loss)	0.06	–	(b)
Net realized and unrealized gain (loss) on investments	3.50	(0.92)

Total from investment operations	3.56	(0.92)

Less distributions to shareholders:
From net investment income	(0.08)	(0.01)
From net realized gains	(0.80)	(0.12)

Total distributions	(0.88)	(0.13)

Net asset value, end of period	$16.63	$13.95

Total Return (c)	26.46%	(6.13	)% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$26,545	$20,518
Ratio of expenses to average net assets	1.40%	1.40	% (e)
Ratio of expenses to average net assets before waiver and recoupment	1.60%	2.18	% (e)
Ratio of net investment income (loss) to average net assets	0.38%	–	% (e)
Ratio of net investment (loss) to average net assets before waiver and recoupment	0.18%	(0.78	)% (e)
Portfolio turnover rate	85.71%	178.49	% (d)

(a)	For the period June 29, 2011 (commencement of operations) to May 31, 2012.
(b)	Amount is less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Notes to the Financial Statements

May 31, 2013

NOTE 1. ORGANIZATION

The Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) and the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) were organized as open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are two of a series of funds authorized by the Board of Trustees (the “Board”). The Funds each offer two share classes, Class A Shares and Institutional Class Shares. The Funds’ Class A Shares have not yet commenced operations. The Funds’ Institutional Class Shares commenced operations on June 29, 2011. The Funds’ investment adviser is Cloud Capital LLC (the “Adviser”). The investment objective of the Large Cap Fund is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons. The investment objective of the Mid Cap Fund is to consistently deliver excess returns relative to the S&P Mid Cap 400® Index over three- to five-year time horizons.

Each Fund’s prospectus provides a description of the investment objective, policies and strategies, along with information on the classes of shares currently being offered.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

As of and during the year ended May 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and records security transactions on the trade date. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effects on net assets, results of operations or net asset values per share of the Funds.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

For the year ended May 31, 2013, the Funds made the following reclassifications to increase (decrease) the components of net assets:

Fund	Paid in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain (Loss)
Large Cap Fund	$(341)	$246	$95
Mid Cap Fund	(20)	13,108	(13,088)

New Accounting Pronouncement – In December 2011, Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 relates to disclosures about offsetting assets and liabilities. In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”). This update gives additional clarifications to ASU 2011-11. The amendments in ASU 2013-01 require an entity to disclose information about offsetting and related arrangements to enable user of its financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements. However, management believes the adoption of these ASUs will not have a material impact on the financial statements.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market

Cloud Capital Funds

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are

Cloud Capital Funds

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

In accordance with the Trust’s good faith pricing guidelines, each Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2013.

	Valuation Inputs
Large Cap Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock *	$44,199,374	$–	$–	$44,199,374
Exchange-Traded Funds	698,699	–	–	698,699
Cash Equivalents	1,907,942	–	–	1,907,942
Total	46,806,015	–	–	46,806,015
Mid Cap Fund
Common Stock *	24,672,037	–	–	24,672,037
Exchange-Traded Funds	300,357	–	–	300,357
Cash Equivalents	1,507,890	–	–	1,507,890
Total	26,480,284	–	–	26,480,284

*	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the year ended May 31, 2013.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Funds (the “Agreement”), the Adviser manages each Fund’s investments subject to oversight of the Trustees. As compensation for its management services, effective September 28, 2012, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund. Prior to September 28, 2012, each Fund was obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of its average daily net assets. For the year ended May 31, 2013, the Adviser earned fees of $275,306

Cloud Capital Funds

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (continued)

from the Large Cap Fund and $148,842 from the Mid Cap Fund before the waivers and recoupment described below. At May 31, 2013, the Funds owed the Adviser $32,382 and $12,312, respectively, for the excess of management fees earned over expenses waived and recouped during the period.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of each Fund until May 31, 2014, so that total annual fund operating expenses do not exceed 1.40%. This operating expense limitation does not apply to borrowing costs (such as interest and dividend expenses on securities sold short), taxes, brokerage fees and commissions, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Excluded Expenses”). This limitation also excludes any “acquired fund fees and expenses” as that term is described in each Fund’s prospectus. For the year ended May 31, 2013, the Adviser waived fees of $46,393 from the Mid Cap Fund. These amounts are subject to potential recoupment by the Adviser through May 31, 2016.

The waiver and/or reimbursement by the Adviser with respect to the Funds are subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above. For the year ended May 31, 2013, Adviser recouped $52,251 from the Large Cap Fund.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Fund	Amount	Recoverable through May 31,
Large Cap Fund	$76,941	2015
Mid Cap Fund	142,245	2015
	46,393	2016

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage each Fund’s business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the year ended May 31, 2013, HASI earned fees of $37,500 for the Large Cap Fund and $37,500 for the Mid Cap Fund. At May 31, 2013, HASI was owed $3,125 from the Large Cap Fund and $3,125 from the Mid Cap Fund for administrative services.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (continued)

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the year ended May 31, 2013, HASI earned fees of $34,484 for the Large Cap Fund and $32,108 for the Mid Cap Fund for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services. At May 31, 2013, HASI was owed $3,019 from the Large Cap Fund and $2,780 from the Mid Cap Fund for transfer agent services and out-of-pocket expenses.

For the year ended May 31, 2013, HASI earned fees of $25,000 from the Large Cap Fund and $25,000 from the Mid Cap Fund for fund accounting services. At May 31, 2013, HASI was owed $2,083 from the Large Cap Fund and $2,083 from the Mid Cap Fund for fund accounting services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”).

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.40% of the average daily net assets of the Class A Shares of each Fund in connection with the promotion and distribution of Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Funds or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. There were no 12b-1 fees for the year ended May 31, 2013, as the Class A Shares of each Fund have yet to commence operations.

The Funds may pay certain financial intermediaries that provide certain administrative services to shareholders who invest in the Institutional Class shares of the Funds, including record keeping and sub-accounting shareholder accounts. Each Fund is

Cloud Capital Funds

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (continued)

authorized to pay up to 0.25% of the average daily net assets of each Fund’s Institutional Class shares. The payments may also be made to certain financial intermediaries in connection with client account maintenance support, statement preparation and transaction processing. The types of payments under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking or other recordkeeping fees, or one-time payments for ancillary services such as setting up the Funds on a financial intermediary’s trading systems. For the year ended May 31, 2013, the Large Cap Fund and Mid Cap Fund incurred administrative servicing fees of $46,074 and $15,050, respectively. At May 31, 2013, the Large Cap Fund and Mid Cap Fund owed $4,244 and $1,740 in administrative servicing fees, respectively.

The Distributor acts as the principal distributor of the Funds’ shares. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. For the year ended May 31, 2013, there were no sales charges or CDSC fees deducted from the proceeds of sales, and redemption of capital shares, as the Fund’s Class A shares have not yet commenced.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the year ended May 31, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Fund	Purchases	Sales
Large Cap Fund	$29,557,619	$31,406,183
Mid Cap Fund	18,514,734	18,769,343

At May 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$40,874,651	$7,670,973	$(1,739,609)	$5,931,364
Mid Cap Fund	23,666,081	4,681,241	(1,867,038)	2,814,203

Cloud Capital Funds

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 5. PURCHASES AND SALES OF SECURITIES – (continued)

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $956,957 for the Large Cap Fund and $1,421,168 for the Mid Cap Fund.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At May 31, 2013, FOLIOfn Investments, Inc. (“FOLIOfn”) and National Financial Services LLC (“NFS”) owned, as record shareholder, 48.08% and 26.34%, respectively, of the outstanding shares of the Large Cap Fund. At May 31, 2013, FOLIOfn Investments, Inc. (“FOLIOfn”) and TD Ameritrade Trust Company (“TD Ameritrade”) owned, as record shareholder, 65.85% and 27.24%, respectively, of the outstanding shares of the Mid Cap Fund. The Trust does not know whether FOLIOfn, NFS, or TD Ameritrade or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

On December 24, 2012, the Large Cap Fund paid an income distribution of $0.1386 per share, a short-term capital gain distribution of $0.9148 per share, and a long-term capital gain distribution of $0.0790 per share to shareholders of record as of December 21, 2012.

On December 24, 2012, the Mid Cap Fund paid an income distribution of $0.0811 per share, a short-term capital gain distribution of $0.7316 per share, and a long-term capital gain distribution of $0.0716 per share to shareholders of record as of December 21, 2012.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The tax characterization of distributions paid for the year ended May 31, 2013 was as follows:

Fund	Ordinary Income*	Long-Term Capital Gain	Total Distributions
Large Cap Fund	$2,686,027	$201,439	$2,887,466
Mid Cap Fund	1,156,729	101,909	1,258,638

The tax characterization of distributions paid for the fiscal period ended May 31, 2012 was as follows:

Fund	Ordinary Income*	Total Distributions
Large Cap Fund	$114,779	$114,779
Mid Cap Fund	187,767	187,767

*	Short term capital gains distributions are treated as ordinary income for tax purposes.

At May 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation	Other Temporary Differences	Total Accumulated Earnings
Large Cap Fund	$84,502	$1,084,946	$5,931,364	$(6,933)	$7,093,879
Mid Cap Fund	50,325	854,953	2,814,203	(6,933)	3,712,548

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Cloud Capital Funds

(Valued Advisers Trust)

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cloud Capital Funds (the “Funds”), comprising Cloud Capital Strategic Large Cap Fund and Cloud Capital Strategic Mid Cap Fund, each a series of the Valued Advisers Trust, as of May 31, 2013, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Cloud Capital Funds as of May 31, 2013, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

July 26, 2013

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dr. Merwyn R. Vanderlind, 76, Independent Trustee, August 2008 to present.	Retired; Consultant to Battelle Memorial Institute (International Science and Technology Research Enterprise) on business investments from 2001 to 2003; Formerly employed with Battelle Memorial Institute from 1966 to 2003 in various positions, including the Executive Vice President of Battelle Institute from 1991 to 2001, General Manager from 1985 to 1991, Director of the Battelle Industrial Technology Center (Geneva, Switzerland) from 1983 to 1985, and Practicing Researcher from 1966 to 1983.
Ira Cohen, 54 Independent Trustee, June 2010 to present.	Independent financial services consultant (Feb. 2005 – present); Senior Vice President, Dealer Services / Institutional Services, AIM Investment Services, Inc. (1992 – 2005).
*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust consists of 16 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act. Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 48, Trustee and Chairman, June 2010 to present.	Principal Executive Officer and President, Valued Advisers Trust since February 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; Chief Executive Officer, The Huntington Strategy Shares since November 2010; President and Chief Executive Officer, Dreman Contrarian Funds March 2011 to February 2013; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008; President and Chief Executive Officer of The Coventry Group from 2000 to 2007; President and Chief Executive Officer of the STI Classic Funds from 2004 to 2007; Trustee of the Coventry Group from 1999 to 2005; and Senior Vice President of BISYS Fund Services / The Winsbury Company October 1993 to June 2007.
*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust consists of 16 series.

The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 48, Principal Executive Officer and President, February 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer, Dreman Contrarian Funds since March 2011; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008; President and Chief Executive Officer of The Coventry Group from 2000 to 2007; President and Chief Executive Officer of the STI Classic Funds from 2004 to 2007; Trustee of the Coventry Group from 1999 to 2005; and Senior Vice President of BISYS Fund Services/The Winsbury Company October 1993 to June 2007.
John C. Swhear, 52, Chief Compliance Officer, AML Officer and Vice President, August 2008 to present.	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Senior Vice President of the Unified Series Trust since May 2007; Secretary of Huntington Funds since April 2010; President and Chief Executive Officer of Dreman Contrarian Funds from March 2010 to March 2011, and Vice President and Acting Chief Executive Officer, 2007 to March 2010 ; Employed in various positions with American United Life Insurance Company from 1983 to April 2007, including: Associate General Counsel, April 2007; Investment Advisor Chief Compliance Officer, June 2004 to April 2007; Assistant Secretary to the Board of Directors, December 2002 to April 2007; Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007; Chief Counsel and Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Carol J. Highsmith, 48, Vice President, August 2008 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since November of 1994; currently Vice President of Legal Administration.
Matthew J. Miller, 36, Vice President, December 2011 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since July of 1998; currently Vice President of Relationship Management; Vice President of Huntington Funds since February 2010.
Robert W. Silva, 46, Treasurer, January 2013 to present	Senior Vice President, Fund Administration for Huntington Asset Services, Inc., the Trust’s administrator, since October 2011, Vice President from September 2010 to October 2011; Treasurer of Huntington Funds since November 2010; Chief Financial Officer and Treasurer of The Huntington Strategy Shares since November 2010; Treasurer and Chief Financial Officer of Dreman Contrarian Funds March 2011 to February 2013; Treasurer and Chief Financial Officer of Unified Series Trust since June 2011; Senior Vice President of Citi Fund Services Ohio, Inc. from September 2007 to September 2010.
Heather Bonds, 37, Secretary, October 2012 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since January of 2004; currently Certified Paralegal and Section Manager 2.
*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust consists of 16 series.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 670-2227 to request a copy of the SAI or to make shareholder inquiries.

Approval of Investment Advisory Agreement – (Unaudited)

At a meeting held on March 12-13, 2013, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreements (the “Advisory Agreements”) between the Trust and Cloud Capital LLC (the “Adviser”) with respect to the Cloud Capital Strategic Large Cap Fund and the Cloud Capital Strategic Mid Cap Fund (each a “Fund” and together the “Funds”). Counsel noted that the 1940 Act requires the approval of the investment advisory agreement between the Trust and its investment adviser by the Board, including a majority of the Independent Trustees. The Board then specifically discussed the arrangements between the Adviser and the Trust with respect to the Funds. The Board reviewed a memorandum from Counsel, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreements. A copy of this memorandum was circulated to the Trustees in advance of the meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the renewal of the Advisory Agreements, including the factors as applicable to Cloud as follows: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest and potential benefits derived from its relationship with the Funds.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically requested and prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the Funds and their shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Funds by personnel of the Adviser; (iii) commentary on the reasons for the performance; (iv) presentations by the Adviser addressing investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust with respect to the Funds and the Form ADV of the Adviser; (vii) information on relevant developments in the mutual fund industry; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Funds, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; and (iii) benefits to be realized by the Adviser from its relationship with the Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various Factors.

1.	The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the Adviser’s responsibilities under the Advisory Agreements. The Trustees considered the services being provided by the Adviser to the Funds including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations, its coordination of services for the Funds among the Funds’ service providers, and its efforts to promote the Funds and grow their assets. The Trustees considered the Adviser’s continuity of, and commitment to retain, qualified personnel and the Adviser’s commitment to maintain and enhance its resources and systems, the commitment of the Adviser’s personnel to finding alternatives and options that allow the Funds to maintain their goals, and the Adviser’s continued cooperation with the Independent Trustees and Counsel for the Funds. The Trustees considered the Adviser’s personnel, including the education and experience of the Adviser’s personnel. After considering the foregoing information and further information in the Meeting materials provided by the Adviser (including the Adviser’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Funds.

2.

Investment Performance of the Funds and the Adviser. In considering the investment performance of the Funds and the Adviser, the Trustees compared the short-term performance of the Funds with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees considered the performance of other accounts managed by the Adviser that have investment objective and strategies similar to the Funds, as well as with the performance of the relevant benchmarks for each of the Funds. The Trustees also considered the consistency of the Adviser’s management of the Funds with their respective investment objectives, strategies, and limitations. The Trustees noted that each Fund’s performance, in the periods since each Fund’s inception, was better than some of its peers and worse than others, but generally comparable to most of its peers. More specifically, the Trustees observed that the Cloud Capital Strategic Mid Cap Fund (the “Cloud Mid Cap Fund”) performed comparably to the average and median performance of the peer in its category in the short-term and most recent one-year period reviewed although its performance trailed those same peers more significantly during the since inception period – the Trustees attributed the since inception performance observation to the Fund being in its start-up phase. With respect to the Cloud Capital Strategic Large Cap Fund (the “Cloud Large Cap Fund”), the Trustees observed that this Fund generally slightly outperformed the Fund’s category averages and comparably performed relative to the category medians in the short-term and most recent one-year period reviewed although its performance trailed those same peers slightly during the since inception period – the Trustees attributed the since inception performance observation to the Fund being in its start-up phase. After reviewing and discussing the investment performance of the Funds further, the Adviser’s experience managing the Funds, each Fund’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds and the Adviser was satisfactory.

3.	The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds. In considering the costs of services to be provided and the profits to be realized by the Adviser from the relationship with the Funds, the Trustees considered: (1) the Adviser’s financial condition; (2) the asset levels of the Funds; (3) the overall expenses of each of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser regarding its profits associated with managing the Funds. The Trustees also considered potential benefits for the Adviser in managing the Funds. The Trustees then compared the fees and expenses of the Funds (including the management fee) to other comparable mutual funds. The Trustees noted that the Adviser, at its own initiative, recently proposed to reduce the management fee from 1.00% to 0.50% for each Fund. The Trustees observed that this proposal by the Adviser was made based on its perception of measures that were appropriate to make the Funds more competitively priced – the Trustees agreed to the proposal. The Trustees noted that the Cloud Mid Cap Fund’s management fee was well below the average and median fees of peers in its category and one of the lowest in its category. With respect to the Cloud Large Cap Fund, the Trustees observed that the fee was also below the average and median fees of peers in its category. The Trustees also noted that the Funds net expense ratios were comparable to those of the peer averages and median expense ratios as a result of the Adviser’s contractual commitment to limit the expenses of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to the Adviser by the Funds and the profits to be realized by the Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

4.

The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. In this regard, the Board considered each Fund’s fee arrangements with the Adviser. The Board considered that while the management fee remained the same at all asset levels, each Fund’s shareholders had experienced benefits from each Fund’s expense limitation arrangement. The Trustees noted the Adviser’s recent reduction in its management fees for each of the Funds and the Adviser’s representation that the reduction was proposed at a fixed level that would allow the Funds to avoid the hurdle of having to gather large levels of assets in order to realize economies of scale in the management fee. The Trustees also noted that once each Fund’s expenses fell below the cap set by the arrangement, the Funds’ shareholders would continue to benefit from the economies of scale under each Fund’s agreement with service providers other than the Adviser. In light of its ongoing consideration of each Fund’s asset levels, expectations for growth in each Fund, and fee levels, the Board determined that each Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

5.	Possible conflicts of interest and benefits to the Adviser. In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds and/or the Adviser’s other accounts; and the substance and administration of the Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to the Adviser’s potential conflicts of interest. The Trustees noted that the Adviser does not utilize soft dollars. The Trustees noted other potential benefits (in addition to the management fee) to the Adviser, such as the ability to market their services in new channels (other than direct separate accounts) and some benefit from press exposure. Based on the foregoing, the Board determined that the standards and practices of the Adviser relating to the identification and mitigation of potential conflicts of interest and the benefits to be realized by the Adviser in managing the Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined to approve the continuation of the Advisory Agreements between the Trust and the Adviser.

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (877) 670-2227 and (2) from Funds documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

Robert W. Silva, Principal Financial Officer and Treasurer

Heather A. Bonds, Secretary

INVESTMENT ADVISER

Cloud Capital LLC

5314 South Yale, Suite 606

Tulsa, OK 74135

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

FOLIOfn Investments, Inc.

8180 Greensboro Drive

8th Floor

McLean, VA 22102

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Annual Report

May 31, 2013

Longview Tactical Allocation Fund

Longview Capital Management, LLC

2 Mill Road, Suite 105

Wilmington, Delaware 19806

Toll Free (877) 460 6423

LETTER TO SHAREHOLDERS

Dear Longview Shareholder,

Enclosed for your review is the Annual Report for the period from June 1, 2012 to May 31, 2013 (“fiscal period”) for the Longview Tactical Allocation Fund (“Fund”), which is a series of the Valued Adviser Trust.

MARKET AND FUNDS PERFORMANCE OVERVIEW

During the fiscal period ended May 31, 2013, the equity market averages experienced positive returns. The S&P 500® Index1 was up 27.28%, the NASDAQ Composite Index1 was up 24.21%, the Russell 2000® Index1 was up 31.07%, the Dow Jones Industrial Average1 was up 25.26%, the MSCI EAFE Index1 was up 31.62%, and the Dow Jones Global Moderate Portfolio Index2 was up 15.41%. During this same period, the Longview Tactical Allocation Fund was up 5.32% (excluding the impact of sales charges).

Currently we are underperforming our benchmark, the S&P 500 Index. The reason is simple – we take a risk-averse approach toward managing our strategy, reducing our overall equity exposure in volatile times. While this may be detrimental to our performance compared to our benchmark, we are following our mandate, to preserve capital first and foremost and when prudent seek capital appreciation. While we accept the possibility that Longview may miss some upswings to avoid downside risk, we believe our investors benefit from Longview’s constant attention to managing portfolio risk with the intent of reducing downside volatility. Our goal is to produce positive absolute returns for our investors. The Longview Tactical Allocation Fund may underperform during bull markets.

During the fiscal period, we participated in the significant up trends and avoided most of the down trends. Sharp market gyrations had investors uncertain as to where to focus their attention. The Fund has the flexibility to invest in any asset class, anywhere, and even amid today’s heightened volatility, found no shortage of opportunities.

Credit concerns continued to be the focus of the financial markets. The market returns over the past fiscal year masked a great deal of volatility throughout the period. Over the past few quarters, the Fund has enjoyed reduced volatility, which brought about our muted returns over the fiscal period.

Our focus remained on U.S. large cap equities, while remaining significantly underweighted in the higher “risk on” sectors. Our strategy involves choosing low beta sectors in times of heightened volatility.

Over the fiscal period we spent a significant portion of the time in a defensive posture, holding low beta equity positions, short duration fixed income and cash. These particular vehicles typically experience inverse behavior during periods of “risk on” speculation.

1

LETTER TO SHAREHOLDERS – (continued)

MARKET OUTLOOK

Our constantly evolving macro investment view is currently broken out into three key themes:

•

The U.S. economy remains poised to outperform the primary wealthy-world economies (Japan and Core Europe). The U.S. Dollar’s relative strength versus the Euro reversed sharply in the face of rapid expansion of the monetary base as the Fed deploys sustained easing actions. This complicates the investment implications of underlying outperformance as it shifts asset values and affects foreign trade.

•

China’s ability to protect and to nurture growth domestically is still in question for the long-term, but, for now, Beijing’s push to boost demand is clearly working. We reiterate strongly that this “new way” of stimulus will have a much less profound spillover impact on the global economy in the near-term than in prior cycles.

•	The final day of reckoning has yet to come for Europe, making any Euro denominated asset fraught with risk unless actively managed.

Macro Perspective: United States

•

With the “Fiscal Cliff” narrative and “Debt Ceiling” debate now behind us, partisan political dysfunction remains the order of the day. As in Europe, risks for U.S. markets have now largely shifted from economic to political forces.

•	Although employment signals have improved, the underlying situation is less positive than the headline unemployment rate would suggest.
•

Despite soft fundamentals, for now, it remains our view that both the U.S. economy and corporate sector are poised to maintain relative strength versus the rest of the wealthy world as the “muddle through” scenario continues to play out.

Macro Perspective: Europe

•	The investment risk in Europe is no longer economic in nature but political.
•	The Eurozone is now officially in recession and we maintain our negative intermediate-term macro outlook for Europe broadly.

Macro Perspective: Rates

•

Global bond markets are grossly overvalued. In particular, U.S. Corporate Bonds look unattractive at these levels, as do emerging markets treasury issues. High Yield securities are particularly distorted.

•	Rumors of Fed “Tapering” have begun; the market is starting to feel the effects of rising yields.

2

LETTER TO SHAREHOLDERS – (continued)

Market Perspective: Commodities

•	Precious Metals have broken important support and are set to trade lower.

We maintain the view that the unprecedented growth from the emerging markets, particularly China are facing a brisk headwind. The reduced investment in China may have signaled the end of the “commodity super cycle.” It is our belief that individual commodity performance going forward will be dominated by individual supply and demand drivers. Broad based indices will be greatly affected by a weakening inverse correlation between the commodity complex and the U.S. dollar. Thus weakening the case for passive index investing.

LONGVIEW INVESTMENT PHILOSOPHY

Our Fund is managed using an active or tactical management strategy. Our investment process is driven by a single-minded focus: to add value for our clients. This focus requires us to produce investment solutions that aim to consistently generate competitive risk-adjusted returns over full market cycles. It compels us to maintain a long-term perspective and provide innovative investment management solutions that add value for our clients. It also requires us to place an emphasis on risk management, because understanding and managing risk is critical to our clients’ investment success. In this uncertain world we recognize the need to overweight, underweight or simply avoid specific areas of the market based on the environment. We do this to seek to achieve excess returns or to avoid excess volatility.

At Longview, we employ a strict sell discipline with the goal of minimizing risk and maximizing capital preservation. The Fund invests across markets, classes, sectors and styles with the goal to produce absolute returns with reduced volatility. In addition, the Fund will also attempt to hedge against extreme market outcomes. Finally and most importantly, the Fund can move fully into cash, if need be.

Our overall goal is to win by not losing; we have a flexible investment mandate, focusing on capital appreciation when the markets are performing well, and capital preservation when they are not.

LONGVIEW TACTICAL ALLOCATION FUND

The Fund is a multi-asset, professionally managed fund. The Longview investment process is driven by relative strength, enabling us to identify fundamental trends and changes in the economic environment. Our process allows us to be properly allocated across multiple asset classes, sectors, capitalizations and styles. Our mandate allows us to change our fund’s construction, based on the changing realities of the global markets. Longview Tactical Allocation Fund seeks to preserve and grow capital by producing absolute returns with reduced volatility.

3

LETTER TO SHAREHOLDERS – (continued)

Thank you for your continued support and allowing us to serve you and the Fund. Please feel free to contact us with any questions or concerns.

Sincerely,

Christian M. Wagner

Chief Investment Officer

Longview Capital Management, LLC

The views in this report were those of the Fund’s investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-877-460-6423. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to Exchange-Traded Funds (“ETF”) net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Longview Tactical Allocation Fund is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which a Longview Tactical Allocation Fund invests in addition to the Longview Tactical Allocation Fund’s direct fees and expenses. More information about these risks and other risks can be found in the Fund’s prospectus.

Beta: A quantitative measure of the volatility of a given stock, mutual fund, or portfolio, relative to the overall market, usually the S&P 500. A beta above 1 is more volatile than the overall market, while a beta below 1 is less volatile.

4

LETTER TO SHAREHOLDERS – (continued)

1 The S&P 500® Index, NASDAQ Composite Index, Russell 2000® Index, Dow Jones Industrial Average, and MSCI EAFE Index (the “Indices”) are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The Indices returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Indices’ returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

2 The Dow Jones Global Moderate Portfolio Index is a benchmark that takes 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

5

Investment Results – (Unaudited)

Total Returns* (For the periods ended May 31, 2013)
		Average Annual Returns
	One Year	Since Inception (June 27, 2011)
Longview Tactical Allocation Fund with load	-0.76%	-5.73%
Longview Tactical Allocation Fund without load	5.32%	-2.79%
Dow Jones Global Moderate Portfolio Index**	15.41%	7.73%
S&P 500® Index***	27.28%	16.47%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated March 1, 2013, were 2.75% of average daily net assets. Effective December 13, 2012, Longview Capital Management LLC (the “Adviser”) has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until September 30, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interests and dividends expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Prior to December 13, 2012, the expense cap was 2.20%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may be only terminated by mutual consent of the Adviser and the Fund.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-460-6423.

6

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns, with loads, include the maximum 5.75% sales charge.

** The Dow Jones Global Moderate Portfolio Index is a benchmark that takes 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-460-6423. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

7

The chart above assumes an initial investment of $10,000 made on June 27, 2011 (commencement of Fund operations) and held through May 31, 2013. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-460-6423. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

8

FUND HOLDINGS – (Unaudited)

[1]	As a percent of net assets.

The investment objective of the Longview Tactical Allocation Fund is to provide long-term capital appreciation with capital preservation as a secondary objective.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available at the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from December 1, 2012 to May 31, 2013.

9

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Longview Tactical Allocation Fund	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During the Period Ended May 31, 2013*
Actual	$1,000.00	$1,068.70	$11.65
Hypothetical ** (5% return before expenses)	$1,000.00	$1,013.67	$11.34

*  Expenses are equal to the Fund’s annualized expense ratio of 2.26%, multiplied by the average account value over the period, multiplied by 182/365.

**Assumes a 5% return before expenses.

10

Longview Tactical Allocation Fund

Schedule of Investments

May 31, 2013

	Shares	Fair Value
Exchange-Traded Funds (“ETFs”) – 75.45%
Consumer Discretionary Select Sector SPDR Fund	12,398	$695,776
Financial Select Sector SPDR Fund	37,187	737,790
Guggenheim Enhanced Short Duration Bond ETF	49,850	2,504,464
Health Care Select Sector SPDR Fund	18,146	873,548
Industrial Select Sector SPDR Fund	7,411	322,304
iShares Russell 2000 Index Fund	17,952	1,756,603
PIMCO Enhanced Short Maturity ETF	24,631	2,499,307
SPDR S&P 500 ETF Trust	36,499	5,958,097
ProShares Short VIX Short-Term Futures ETF (a)	6,697	590,006
ProShares VIX Mid-Term Futures ETF (a)	8,474	219,477
ProShares VIX Short-Term Futures ETF (a)	23,309	240,782
Vanguard FTSE Europe ETF	59,291	3,044,593

TOTAL EXCHANGE-TRADED FUNDS (“ETFs”) (Cost $17,951,044)		19,442,747

Money Market Securities – 18.93%
Fidelity Institutional Money Market Portfolio – Institutional Shares, 0.12% (b)	4,877,993	4,877,993

TOTAL MONEY MARKET SECURITIES (Cost $4,877,993)		4,877,993

TOTAL INVESTMENTS – LONG (Cost $22,829,037) – 94.38%		$24,320,740

TOTAL INVESTMENTS – SHORT (Proceeds $88,200) – (0.37)%		(94,980)

Cash & other assets in excess of liabilities – 5.99%		1,542,509

TOTAL NET ASSETS – 100.00%		$25,768,269

(a)	Non-income producing.
(b)	Variable rate security; the rate shown represents the seven day yield at May 31, 2013.

See accompanying notes which are an integral part of these financial statements.

11

Longview Tactical Allocation Fund

Schedule of Securities Sold Short

May 31, 2013

	Shares	Fair Value
Exchange-Traded Funds – Short – (0.37)%
Technology Select Sector SPDR Fund	(3,000)	$(94,980)

TOTAL EXCHANGE-TRADED FUNDS – SHORT (Proceeds $88,200)		$(94,980)

See accompanying notes which are an integral part of these financial statements.

12

Longview Tactical Allocation Fund

Schedule of Short Futures Contracts

May 31, 2013

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures Contracts June 2013 (a)	(105)	$(9,961,875)	$47,563
COMEX Division Gold 100 oz. Futures Contracts August 2013 (b)	(18)	(2,507,400)	22,810
Corn No. 2 Yellow Futures Contracts July 2013 (c)	(65)	(2,151,500)	(19,938)
Japanese Yen Currency Futures Contracts June 2013 (d)	(17)	(2,110,975)	103,194

Total Short Futures Contracts			$153,629

(a)	Each British Pound Currency Futures contract has a multiplier of 62,500 British Pounds.
(b)	Each COMEX Division Gold 100 oz. Futures contract has a multiplier of 100 troy oz.
(c)	Each Corn No. 2 Yellow Futures contract has a multiplier of 5,000 bushels.
(d)	Each Japanese Yen Currency Futures contract has a multiplier of 12,500,000 Yen.

See accompanying notes which are an integral part of these financial statements.

13

Longview Tactical Allocation Fund

Statement of Assets and Liabilities

May 31, 2013

Assets
Investments in securities, at fair value (cost $22,829,037) (a)	$24,320,740
Cash held at broker (a)(b)(c)	1,589,459
Receivable for variation margin on futures contracts	33,463
Dividends receivable	1,970
Prepaid expenses	9,598

Total assets	25,955,230

Liabilities
Investments in securities sold short, at fair value (Proceeds $88,200)	94,980
Payable for fund shares redeemed	35,437
Payable to Adviser (d)	21,576
Payable to administrator, fund accountant, and transfer agent (d)	8,429
Payable to custodian (d)	410
12b-1 fees accrued (d)	5,467
Other accrued expenses	20,662

Total liabilities	186,961

Net Assets	$25,768,269

Net Assets consist of:
Paid in capital	$26,784,943
Accumulated net investment loss	(161,764)
Accumulated net realized loss from investment securities, securities sold short and futures contracts	(2,493,462)
Net unrealized appreciation on:
Investment securities and securities sold short	1,484,923
Futures contracts	153,629

Net Assets	$25,768,269

Shares Outstanding (unlimited number of shares authorized, no par value)	2,727,701

Net Asset Value (“NAV”) per share	$9.45

Public offering price per share (NAV/94.25%) (e)	$10.03

Redemption price per share (NAV * 98%) (f)	$9.26

(a)	See Note 2 in the Notes to the Financial Statements.
(b)	A portion of cash is used as collateral for securities sold short.
(c)	A portion of cash is used as collateral for futures contracts transactions.
(d)	See Note 5 in the Notes to the Financial Statements.
(e)	The Fund imposes a maximum sales charge of 5.75% on purchases.
(f)	A redemption fee of 2.00% is charged on shares held less than 30 days.

See accompanying notes which are an integral part of these financial statements.

14

Longview Tactical Allocation Fund

Statement of Operations

For the year ended May 31, 2013

Investment Income
Dividend income	$459,260

Total Investment Income	459,260

Expenses
Investment Adviser fee (a)	332,503
12b-1 fees (a)	72,283
Transfer agent expenses (a)	40,410
Administration expenses (a)	37,500
Registration expenses	35,798
Legal expenses	27,396
Fund accounting expenses (a)	25,000
Report printing expenses	24,438
Audit expenses	16,310
Custodian expenses (a)	7,370
Trustee expenses	6,232
Insurance expense	4,622
Miscellaneous expenses	2,405
Offering expenses	2,022
CCO expense	1,781
Pricing expenses	1,532
Excise tax expense	909
24f-2 expense	86
Other expenses – short sales & interest expense	2,301
Dividend on securities sold short	1,229

Total Expenses	642,127
Fees waived by Adviser (a)	(12,581)

Net operating expenses	629,546

Net Investment Loss	(170,286)

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(217,752)
Short securities	(12,928)
Futures contracts	189,338
Net change in unrealized appreciation (depreciation) on:
Investment securities	1,320,938
Short securities	(6,780)
Futures contracts	153,629

Net realized and unrealized gain on investment securities	1,426,445

Net increase in net assets resulting from operations	$1,256,159

(a)	See Note 5 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

15

Longview Tactical Allocation Fund

Statements of Changes In Net Assets

	For the year ended May 31, 2013	For the period ended May 31, 2012 (a)
Increase (Decrease) to Net Assets due to:
Operations
Net investment loss	$(170,286)	$(153,300)
Distributions of long-term realized gains by other investment companies	–	3,066
Net realized loss on investment securities, securities sold short and futures contracts	(41,342)	(2,457,568)
Net change in unrealized appreciation on investment securities, securities sold short and futures contracts	1,467,787	170,765

Net increase (decrease) in net assets resulting from operations	1,256,159	(2,437,037)

Distributions
From net investment income	(23,811)	(30,293)
From return of capital	(92)	–

Total distributions	(23,903)	(30,293)

Capital Transactions
Proceeds from shares sold	2,956,682	38,557,775
Reinvestment of distributions	584	266
Amount paid for shares redeemed	(10,898,033)	(3,622,093)
Proceeds from redemption fees (b)	4,316	3,846

Net increase (decrease) in net assets resulting from capital transactions	(7,936,451)	34,939,794

Total Increase (Decrease) in Net Assets	(6,704,195)	32,472,464

Net Assets
Beginning of period	32,472,464	–

End of period	$25,768,269	$32,472,464

Accumulated net investment loss included in net assets at the end of period	$(161,764)	$(166,979)

Capital Share Transactions
Shares sold	328,413	4,010,270
Shares issued in reinvestment of distributions	66	30
Shares redeemed	(1,214,914)	(396,164)

Net increase (decrease) from capital share transactions	(886,435)	3,614,136

(a)	For the period June 27, 2011 (commencement of operations) to May 31, 2012.
(b)	A redemption fee of 2.00% is charged on shares held less than 30 days.

See accompanying notes which are an integral part of these financial statements.

16

Longview Tactical Allocation Fund

Financial Highlights

(For a share outstanding during the period)

	For the year ended May 31, 2013		For the period ended May 31, 2012 (a)
Selected Per Share Data:
Net asset value, beginning of period	$8.98		$10.00

Gain (Loss) from investment operations:
Net investment loss	(0.08)		(0.05)
Net realized and unrealized gain (loss) on investments	0.56		(0.96)

Total from investment operations	0.48		(1.01)

Less Distributions to shareholders:
From net investment income	(0.01)		(0.01)
From return of capital	–	(b)	–

Total distributions	(0.01)		(0.01)

Paid in capital from redemption fees	–	(b)	–	(b)

Net asset value, end of period	$9.45		$8.98

Total Return (c)	5.32%		(10.11	)% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$25,768		$32,472
Ratio of expenses to average net assets	2.18	% (f)	2.17	% (e)
Ratio of expenses to average net assets before waiver	2.22	% (f)	2.17	% (e)
Ratio of net investment loss to average net assets	(0.59)%		(0.58	)% (e)
Ratio of net investment loss to average net assets before waiver	(0.63)%		(0.58	)% (e)
Portfolio turnover rate	702.09%		719.93	% (d)

(a)	For the period June 27, 2011 (commencement of operations) to May 31, 2012.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, and excludes the maximum sales charge.
(d)	Not annualized.
(e)	Annualized.
(f)	Does not include the effect of expenses of underlying funds.

See accompanying notes which are an integral part of these financial statements.

17

Longview Tactical Allocation Fund

Notes to the Financial Statements

May 31, 2013

NOTE 1. ORGANIZATION

The Longview Tactical Allocation Fund (previously the Longview Global Allocation Fund) (the “Fund”) is an open-end non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund’s investment adviser is Longview Capital Management, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation with capital preservation as a secondary objective.

The Fund’s prospectus provides a description of the Fund’s investment objective, policies and strategies, along with information on the class of shares currently being offered. The Fund currently offers one share class that has a maximum sales charge on purchases of 5.75% as a percentage of the original purchase price.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Futures Contracts – The Fund may purchase and sell futures contracts to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. Cash held at the broker in the amount of $537,950 as of May 31, 2013, is held for collateral for futures transactions and is restricted from withdrawal.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the change in unrealized appreciation and depreciation on the open contracts from the prior day’s close. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract.

18

Longview Tactical Allocation Fund

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying assets, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the year ended May 31, 2013.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange-Traded Funds (“ETFs”). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined by the Adviser to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short are not covered under the Adviser’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for the securities sold short was $321,981 as of May 31, 2013.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying

19

Longview Tactical Allocation Fund

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended May 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the

20

Longview Tactical Allocation Fund

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

For the fiscal year ended May 31, 2013, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Paid in Capital	Accumulated Net Investment Loss	Accumulated Net Realized Loss
$ (200,278)	$ 199,404	$ 874

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily Net Asset Value (“NAV”) calculation.

Contingent Deferred Sales Charge (“CDSC”) – There is no initial sales charge on purchases of shares of $1 million or more, or purchases by qualified retirement plans with at least 200 employees; however, a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed if such shares are redeemed within eighteen (18) months of their purchase, based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

New Accounting Pronouncement – In December 2011, Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 relates to disclosures about offsetting assets and liabilities. In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”). This update gives additional clarifications to ASU 2011-11. The amendments in ASU 2013-01 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements. However, management believes the adoption of these ASUs will not have a material impact on the financial statements.

21

Longview Tactical Allocation Fund

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of the prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued

22

Longview Tactical Allocation Fund

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (continued)

by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded and when the market is considered active will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security

23

Longview Tactical Allocation Fund

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (continued)

(including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange - Traded Funds	$19,442,747	$–	$–	$19,442,747
Money Market Securities	4,877,993	–	–	4,877,993
Total	$24,320,740	$–	$–	$24,320,740

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange - Traded Funds - Short	$(94,980)	$–	$–	$(94,980)
Short Futures Contracts*	153,629	–	–	153,629
Total	$58,649	$–	$–	$58,649

*	Reflects net appreciation of short futures contracts

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

24

Longview Tactical Allocation Fund

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (continued)

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the fiscal year ended May 31, 2013.

NOTE 4. DERIVATIVE TRANSACTIONS

Activity related to futures contracts is represented on the Statement of Assets and Liabilities under cash held at broker and receivable for variation margin, and on the Statement of Operations under net realized gain (loss) and change in unrealized appreciation (depreciation) on futures contracts.

Please see the chart below for information regarding futures contracts sold short by the Fund as of the year ended May 31, 2013.

Derivatives	Location of Derivatives on Statement of Asset and Liabilities
Short Futures Contracts	Receivable for variation margin on futures contracts	$33,463

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Contracts Opened	Contracts Closed/Expired	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation on Derivatives
Commodity Risk:
Short Futures Contracts	Net realized and unrealized gain (loss) on futures contracts	253	170	$(121,759)	$2,872
Foreign Exchange Risk:
Short Futures Contracts	Net realized and unrealized gain (loss) on futures contracts	234	112	$330,625	$150,757
Interest Rate Risk:
Short Futures Contracts	Net realized and unrealized gain (loss) on futures contracts	86	86	$(19,528)	$—

25

Longview Tactical Allocation Fund

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund. For the year ended May 31, 2013, the Adviser earned a fee of $332,503 from the Fund before the waivers described below. At May 31, 2013, the Fund owed the Adviser $21,576 for excess of management fees earned over expenses waived during the year.

Effective December 13, 2012, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2014, so that Total Annual Fund Operating Expenses do not exceed 1.99%. Prior to December 13, 2012, the Adviser had contractually agreed to waive or limit its fees to 2.20%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, other capital expenditures in accordance with GAAP, and extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). For the year ended May 31, 2013, the Adviser waived fees of $12,581, which is subject to potential recoupment by the Adviser through May 31, 2016.

The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the year ended May 31, 2013, HASI earned fees of $37,500 for administrative services provided to the Fund. At May 31, 2013, HASI was owed $3,125 from the Fund for administrative services.

One Trustee and certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the year ended May 31, 2013, the Custodian earned fees of $7,370 for custody services provided to the Fund. At May 31, 2013, the Custodian was owed $410 from the Fund for custody services.

26

Longview Tactical Allocation Fund

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (continued)

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the year ended May 31, 2013, HASI earned fees of $40,410 for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. At May 31, 2013, the Fund owed HASI $3,221 for transfer agent services and out-of-pocket expenses.

For the year ended May 31, 2013, HASI earned fees of $25,000 from the Fund for fund accounting services. At May 31, 2013, HASI was owed $2,083 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the year ended May 31, 2013, the 12b-1 expense incurred by the Fund was $72,283. The Fund owed $5,467 for 12b-1 fees as of May 31, 2013.

The Distributor acts as the principal distributor of the Fund’s shares. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. For the year ended May 31, 2013, there was $8,581 in initial sales charges deducted from the proceeds of sales of capital shares. There were no CDSC fees deducted from the redemption of capital shares for the year ended May 31, 2013. See Note 2 for more information on applicable sales charges.

27

Longview Tactical Allocation Fund

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 6. PURCHASES AND SALES OF SECURITIES

For the year ended May 31, 2013, purchases and sales of investment securities, other than short-term investments, short-term U.S. government obligations, and short securities were as follows:

	Purchases	Sales
U.S. Government Obligations	$–	$–
Other	143,284,355	142,311,468

At May 31, 2013, the net unrealized appreciation (depreciation) of investments in securities and securities sold short for tax purposes, excluding future contracts were as follows:

Gross Unrealized Appreciation	$1,606,527
Gross Unrealized (Depreciation)	(174,855)

Net Unrealized Appreciation (Depreciation) on Investments	$1,431,672

At May 31, 2013, the aggregate cost of securities and proceeds for securities sold short for federal income tax purposes was $22,882,288 and $88,200, respectively for the Fund.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At May 31, 2013, FOLIOfn Investments, Inc. (“FOLIOfn”) owned, as record shareholder, 96.75% of the outstanding shares of the Fund. The Trust does not know whether FOLIOfn or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

28

Longview Tactical Allocation Fund

Notes to the Financial Statements - (continued)

May 31, 2013

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

On December 24, 2012, an income distribution of $0.0073 per share was made to shareholders of record on December 21, 2012.

The tax characterization of distributions paid for the year ended May 31, 2013 and the fiscal period ended May 31, 2012 was as follows:

	2013	2012
Distributions paid from:
Ordinary Income	$23,811	$30,293
Return of Capital	92	–

	$23,903	$30,293

At May 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward	$(2,286,582)
Unrealized appreciation	1,431,672
Other accumulated differences	(161,764)

Total	$(1,016,674)

The difference between book basis and tax basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses on wash sales of $53,251 and the tax treatment of appreciation on futures contracts. Qualified late year losses are ordinary losses incurred after December 31. For the taxable year ended May 31, 2013, the Fund plans to defer late year losses in the amount of $158,514.

NOTE 10. CAPITAL LOSS CARRYFORWARD

At May 31, 2013, the Fund had available for federal tax purposes unused capital loss carryforwards of $2,286,582, which are available to offset future realized gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. All of the capital losses generated by the Fund are subject to the provisions of the Regulated Investment Company Modernization Act of 2010, and can be carried over indefinitely. All of the capital loss carryforwards noted above are short-term in nature.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Longview Tactical Allocation Fund

(Valued Advisers Trust)

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, securities sold short, and short futures contracts, of Longview Tactical Allocation Fund (the “Fund”), a series of the Valued Advisers Trust, as of May 31, 2013, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Longview Tactical Allocation Fund as of May 31, 2013, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

July 25, 2013

30

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dr. Merwyn R. Vanderlind, 76, Independent Trustee, August 2008 to present.	Retired; Consultant to Battelle Memorial Institute (International Science and Technology Research Enterprise) on business investments from 2001 to 2003; Formerly employed with Battelle Memorial Institute from 1966 to 2003 in various positions, including the Executive Vice President of Battelle Institute from 1991 to 2001, General Manager from 1985 to 1991, Director of the Battelle Industrial Technology Center (Geneva, Switzerland) from 1983 to 1985, and Practicing Researcher from 1966 to 1983.
Ira Cohen, 54 Independent Trustee, June 2010 to present.	Independent financial services consultant (Feb. 2005 – present); Senior Vice President, Dealer Services / Institutional Services, AIM Investment Services, Inc. (1992 – 2005).

*  The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

**The Trust consists of 16 series.

31

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act. Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 48, Trustee and Chairman, June 2010 to present.	Principal Executive Officer and President, Valued Advisers Trust since February 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; Chief Executive Officer, The Huntington Strategy Shares since November 2010; President and Chief Executive Officer, Dreman Contrarian Funds March 2011 to February 2013; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008; President and Chief Executive Officer of The Coventry Group from 2000 to 2007; President and Chief Executive Officer of the STI Classic Funds from 2004 to 2007; Trustee of the Coventry Group from 1999 to 2005; and Senior Vice President of BISYS Fund Services / The Winsbury Company October 1993 to June 2007.

*  The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

**The Trust consists of 16 series.

32

The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 48, Principal Executive Officer and President, February 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer, Dreman Contrarian Funds since March 2011; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008; President and Chief Executive Officer of The Coventry Group from 2000 to 2007; President and Chief Executive Officer of the STI Classic Funds from 2004 to 2007; Trustee of the Coventry Group from 1999 to 2005; and Senior Vice President of BISYS Fund Services/The Winsbury Company October 1993 to June 2007.
John C. Swhear, 52, Chief Compliance Officer, AML Officer and Vice President, August 2008 to present.	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Senior Vice President of the Unified Series Trust since May 2007; Secretary of Huntington Funds since April 2010; President and Chief Executive Officer of Dreman Contrarian Funds from March 2010 to March 2011, and Vice President and Acting Chief Executive Officer, 2007 to March 2010 ; Employed in various positions with American United Life Insurance Company from 1983 to April 2007, including: Associate General Counsel, April 2007; Investment Advisor Chief Compliance Officer, June 2004 to April 2007; Assistant Secretary to the Board of Directors, December 2002 to April 2007; Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007; Chief Counsel and Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

33

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Carol J. Highsmith, 48, Vice President, August 2008 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since November of 1994; currently Vice President of Legal Administration.
Matthew J. Miller, 36, Vice President, December 2011 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since July of 1998; currently Vice President of Relationship Management; Vice President of Huntington Funds since February 2010.
Robert W. Silva, 46, Treasurer, January 2013 to present	Senior Vice President, Fund Administration for Huntington Asset Services, Inc., the Trust’s administrator, since October 2011, Vice President from September 2010 to October 2011; Treasurer of Huntington Funds since November 2010; Chief Financial Officer and Treasurer of The Huntington Strategy Shares since November 2010; Treasurer and Chief Financial Officer of Dreman Contrarian Funds March 2011 to February 2013; Treasurer and Chief Financial Officer of Unified Series Trust since June 2011; Senior Vice President of Citi Fund Services Ohio, Inc. from September 2007 to September 2010.
Heather Bonds, 37, Secretary, October 2012 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since January of 2004; currently Certified Paralegal and Section Manager 2.

*  The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

**The Trust consists of 16 series.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 460-6423 to request a copy of the SAI or to make shareholder inquiries.

34

Approval of Investment Advisory Agreement – (Unaudited)

At a meeting held on March 12-13, 2013, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreements”) between the Trust and Longview Capital Management LLC (the “Adviser”) with respect to the Longview Tactical Allocation Fund (the “Fund”). Counsel noted that the 1940 Act requires the approval of the investment advisory agreement between the Trust and its investment adviser by the Board, including a majority of the Independent Trustees. The Board then specifically discussed the arrangements between the Adviser and the Trust with respect to the Fund. The Board reviewed a memorandum from Counsel, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement. A copy of this memorandum was circulated to the Trustees in advance of the meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the renewal of the Advisory Agreement, including the following: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest and potential benefits derived from its relationship with the Fund.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically requested and prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Fund by personnel of the Adviser; (iii) commentary on the reasons for the performance; (iv) presentations by the Adviser addressing investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust with respect to the Fund and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund

35

expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (iii) benefits to be realized by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

1.	The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the Adviser’s responsibilities under the Advisory Agreement. The Trustees considered the services being provided by the Adviser to the Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, its coordination of services for the Fund among the Fund’s service providers, and its efforts to promote the Fund and grow its assets. The Trustees considered the Adviser’s continuity of, and commitment to retain, qualified personnel and the Adviser’s commitment to maintain and enhance its resources and systems, the commitment of the Adviser’s personnel to finding alternatives and options that allow the Fund to maintain its goals, and the Adviser’s continued cooperation with the Independent Trustees and Counsel for the Fund. The Trustees considered the Adviser’s personnel, including the education and experience of the Adviser’s personnel. After considering the foregoing information and further information in the Meeting materials provided by the Adviser (including the Adviser’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Fund.

2.	Investment Performance of the Fund and the Adviser. In considering the investment performance of the Fund and the Adviser, the Trustees compared the short-term performance of the Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also considered the consistency of the Adviser’s management of the Fund with its investment objective, strategies, and limitations. The Trustees noted that the Fund’s performance, in the periods since the Fund’s inception, was well below that of its peers. The Trustees considered the Adviser’s oral presentations on the rationale for its performance and the fact that the Fund had been operating for a short period of time. After reviewing and discussing the investment performance of the Fund further, the Adviser’s experience managing the Fund, the Fund’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Adviser was satisfactory.

3.

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. In considering the costs of services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, the Trustees considered: (1) the Adviser’s financial condition; (2) the

36

asset levels of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for the Adviser in managing the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds. The Trustees noted that the Fund’s management fee was among the highest in its peer group (and it was higher than its peer average and median), although the net expense ratios were only slightly above the peer average and median and could generally be viewed as comparable to that of the peers as a result of the Adviser’s contractual commitment to limit the expenses of the Fund. Based on the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund and the profits to be realized by the Fund, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

4.	The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Board considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the Fund’s expense limitation arrangement. The Trustees noted that once the Fund’s expenses fell below the cap set by the arrangement, the Fund’s shareholders would continue to benefit from the economies of scale under the Fund’s agreements with service providers other than the Adviser. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

5.	Possible conflicts of interest and benefits to the Adviser. In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; and the substance and administration of the Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to the Adviser’s potential conflicts of interest. The Trustees noted that the Adviser does not utilize soft dollars. The Trustees did not identify any other potential benefits (other than the management fee) that would inure to the Adviser. Based on the foregoing, the Board determined that the standards and practices of the Adviser relating to the identification and mitigation of potential conflicts of interest and the benefits to be realized by the Adviser in managing the Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined to approve the continuation of the Advisory Agreement between the Trust and the Adviser.

37

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

38

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 460-6423 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

Robert W. Silva, Principal Financial Officer and Treasurer

Heather Bonds, Secretary

INVESTMENT ADVISER

Longview Capital Management, LLC

2 Mill Road, Suite 105

Wilmington, DE 19806

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

To Shareholders of the LS Opportunity Fund,

Long Short Advisors, LLC (LSA, the “Advisor”) launched the LS Opportunity Fund (LSOFX, the “Fund”) on September 30, 2010 to offer access to Independence Capital Asset Partners’ (ICAP, the “Sub-Advisor”) $450 million long/short equity strategy in a 1940 Act mutual fund structure. While the Fund was established in 2010, the investment team at ICAP has been operating a traditional hedge fund with a similar investment objective since 2004. Prior to launching ICAP, Jim Hillary, the Fund’s portfolio manager, was a founding partner, portfolio manager and director of research at Marsico Capital Management. Through extensive research, implementation of risk management, diversification and limited use of leverage, the Fund strives to do what a successful investment manager should do – preserve capital while delivering above-market returns and managing volatility. For more information on the Advisor, Sub-Advisor or the Fund, please visit our website at www.longshortadvisors.com or call us at 215-399-9409.

Market Review

The twelve-month period ending May 31, 2013 (the “Period”) provided a lesson in perseverance. The market posted its low point for the Period on its first trading day, June 1, 2012, and marched steadily higher throughout the Period, including an all-time high close on the S&P 500 on May 21, 2013 of 1,669. This equates to a 147% return from the closing low of 676 on March 9, 2009, for an annualized return since the recession low of 24.0%, which is the second largest annualized bull market since the Great Depression (trailing only the 47% annualized return between April 1935 and February 1937). This was despite continued mixed macro signals in both the U.S. and international markets. Once again, equity markets were propelled not by the reality of economic data, but by the promise of continued monetary easing by governments around the world.

Overall, the S&P 500 finished the Period with a cumulative return of 27.3%. Over the same twelve months, the Fund posted a cumulative total return of 17.0%. We believe the Fund’s comparison to the long-only S&P 500 should be evaluated in the context of net exposure, where the Fund had an average month-end net exposure for the Period of just 55% relative to the S&P 500 at 100%. Thus, on an exposure-adjusted basis the Fund outperformed the S&P 500 at 17.0% > 15.1% (27.3% return * 55% net exposure). Additionally, the Fund consistently outperformed its long/short equity benchmark, the HFRI Equity Hedge (Total) Index (HFRI), which returned just 11.0%. The monthly cumulative returns over the Period are shown below, assuming a beginning of Period investment of $10,000.

1

Management Discussion of Fund Performance

While the global economic backdrop remains challenging, we became more constructive on the U.S. market over the course of the Period, which is evident in our increased net exposure from 33% on May 31, 2012 to 60% on May 31, 2013. We continue to craft a portfolio of equities that, in our view, has prospective return profiles independent of global economic outcomes. The Fund’s largest investments this period include companies that were proactively managing their assets and capital base to enhance long-term shareholder returns.

Contributors

The Fund profited from positive developments in its three largest long positions throughout the Period, all of which are independent of the global economic slowdown or European debt crisis. These three positions together contributed significantly to the 17% cumulative return in the Period for the Fund.

Liberty Media Holdings (LMCA) – We maintain our strong belief in Liberty Media and Sirius Satellite Radio (SIRI), Liberty’s largest investment holding. SIRI closed the recent Period near a post-2008 high of $3.49 a share, which increased the value of Liberty’s stake to over $10 billion. In addition to gaining a controlling stake in SIRI during the Period at a significant discount to its current trading level, Liberty successfully spun off Starz, completed a 27% investment in Charter Communications, increased its stake in Live Nation to 27%, and continued to repurchase a significant amount of shares. We remain confident that John Malone, Liberty Media’s CEO, will continue to create incremental value for Liberty shareholders, and look forward to additional gains on our initial investment in 2008 when the stock was at just $3.24 relative to ~$125 at the end of the Period.

Davita Healthcare Partners, Inc. (DVA) – Davita’s litigation concerns drove its share price down to $60 a share back in September of 2011. We concluded at the time

2

that the market was over-discounting the litigation risk, which provided us an opportunity to buy a leading franchise with a large margin for error. While there are still other litigation risks outstanding, the calendar Q4 decision by the U.S. Attorney’s Office in St. Louis to conclude their investigation and take no further action makes us more confident the U.S. Attorney’s Office in Denver will take a similar path. As this remaining litigation risk lifts, investors can refocus on the steady fundamentals of Davita’s kidney dialysis business and its significant acquisition of Health Care Partners that may become the model of integrated care in our country. Relative to the initiation of our position at $60 in 2011, DVA closed the Period at $124.

Ocwen Financial Corp. (OCN) – We expect the specialty mortgage loan servicing market to continue to grow over the coming years, albeit at a slower pace than in the recent past. Despite this slower industry growth, we believe Ocwen’s cash flow growth should accelerate as the company’s capital investments finally slow. The wealth transfer from internal investment to external distributions should create incremental value for all shareholders. The stock was the largest contributor to the Period’s performance as the company successfully acquired Homeward Residential from WL Ross & Co. in late 2012 as well as certain assets and operations of ResCap in early 2013 which should continue to drive both earnings and cash flows over the coming years. Shares of OCN finished the period at $43 relative to our initial purchase in 2011 at under $15.

Detractors

The Fund was less successful this period with its healthcare-related long equities, with two biotechnology firms detracting from performance. On the short side, the Fund was hurt by positions in a quick service restaurant and a domestic bank. Note that during the Period, no single long or short stock position detracted more than 45 basis points from the Fund’s performance.

Management Outlook

As we look to the next period, the macro-economic environment remains challenging. Europe is weak and its distinct economies are susceptible to growth, liquidity and solvency scares. China is slowing down its decade-long infrastructure push, impacting the regional producing economies and dampening demand for the commodity slate. Japan has embarked on a large quantitative easing journey, hoping to invigorate an economy that has stagnated for two decades. In the US, our economy appears a little better with several legs to our economic stool. We’ve experienced moderate job growth, an improving housing market and some industrial revival as our domestic input costs have fallen, improving our global competitiveness. In addition, the US has experienced a significant energy resurgence driven by improved technology in shale basins.

For the Fund, we continue to look to companies that are less dependent on global growth trends. At Period’s end, the Fund’s top ten positions represented

3

approximately 32% of the long book. In addition to Liberty Media, DaVita, and Ocwen, top names include American International Group (AIG), Charter Communications (CHTR), Chicago Bridge & Iron (CBI), Citigroup (C), Las Vegas Sands (LVS), Liberty Global (LBTYA) and Liberty Interactive (LINTA).

Our short book is populated by commodity plays linked to China, industrial names likely to be hurt by sequestration cuts, energy stocks that are not favorably exposed to the U.S. shale basins and select financial, technology and retail stocks that should underperform even in a more bullish U.S. economy

From the Fund’s inception, we have been deliberate in our process and patient with our long-term investments despite periods of extreme volatility and unsettling macro-economic developments. We feel our process has served us well over time and continues to generate out-of-consensus investment ideas that we believe will provide strong risk-adjusted returns for the LS Opportunity Fund into the future.

Thank you for your continued support and we look forward to reporting to you again at our semi-annual date of November 30, 2013.

Sincerely,

Jim Hillary

Portfolio Manager, LS Opportunity Fund

4

The Case for Long/Short Equity Investing

Throughout the past year, the Long Short Advisor’s team has crossed paths with several investors who understood the potential benefits of an investment in LSOFX relative to our long/short equity peers, but were looking for a further explanation as to why they needed an allocation to the long/short equity category altogether. Our brief answers to the most commonly asked questions are included below. Those who are looking for a more detailed explanation will find it in the pages that follow.

•	Why do my clients need a long/short equity allocation today?

In an effort to provide downside protection in an increasingly volatile world where equity markets are near all-time highs and bond yields are near all-time lows

•	How can long/short equity enhance the risk/return profile of a typical 60/40 blend?

An allocation to long/short equity can allow for continued upside market capture while seeking to dampen inevitable downside equity volatility, all without the interest rate risk of bonds

•	Where does long/short equity fit in my current allocation?

Long/short equity should be viewed as a slice of the overall equity pie rather than as a separate ‘alternative’ asset class

•	What are the main differences between an alternative mutual fund and a traditional hedge fund?

Alternative mutual funds offer daily liquidity, full portfolio transparency, no performance fees, limited leverage, and lower minimum investments

•	Why is LSOFX the best of both worlds?

LSOFX is unique in the long/short equity category by offering investors access to our Sub-Advisor’s 8 year old, $450m long/short equity hedge fund strategy, but within the familiar confines of a mutual fund structure; however, the past performance of this strategy is not indicative of the performance of the Fund

The Return of Alpha and What it Means for Long/Short Equity Investors

Beta is a measure of the volatility of a portfolio relative to the market. If a portfolio has a beta of 1.2, it is 20% more volatile than the overall market. If the market is up 10% and the beta of a portfolio is 1.2, the portfolio should theoretically generate a return of 12%. Alpha is a measure of excess return of a portfolio relative to a benchmark index on a risk-adjusted basis. Adding to the prior example where the theoretical portfolio return is 12% but the actual portfolio return is 15%, the manager is said to have generated alpha of 3% through stock selection.

5

Long/short equity funds have historically relied upon their alpha generation ability with the objective of outperforming the broad equity market with significantly lower volatility. Such has been the case since the inception of the HFRI Equity Hedge (Total) Index in January 1998, which is an index of U.S. long/short equity hedge funds. In fact, over the past 15 years the HFRI index has returned 8.0% annually with just 9.7% standard deviation and beta of 0.47 versus the S&P 500 return of 5.3% with 16.1% standard deviation and beta of 1.0.

	January 1998 – May 2013
	Annual Return	Standard Deviation	Beta vs. S&P 500	Alpha vs. S&P 500	Correlation vs. S&P 500	Sharpe Ratio	Max Drawdown
S&P 500	5.3%	16.1%	1.00	0.00%	1.00	0.18	-51.0%
60% S&P 500/40% Barclays U.S. Aggregate	6.1%	9.4%	0.57	2.62%	0.99	0.38	-30.8%
HFRI Equity Hedge (Total) Index	8.0%	9.7%	0.47	5.27%	0.78	0.57	-30.6%
45% SP500/30% Agg/25% HFRI EH	6.6%	9.0%	0.55	3.32%	0.97	0.46	-30.6%
50% SP500/35% Agg/15% HFRI EH	6.4%	9.0%	0.55	3.10%	0.98	0.44	-30.1%

Per the table above, investors may be surprised to learn that a 45%/30%/25% allocation to stocks, bonds and long/short equity, respectively, over the past 15 years outperformed a traditional 60/40 blend of just stocks and bonds.

Why have long/short equity funds underperformed as a category recently?

One answer lies in the review of the correlation amongst individual stocks relative to the market. This correlation spiked to record highs on two separate occasions over the past three years as a “risk on/risk off” market psychology took precedence over company specific fundamental analysis. Market sentiment during these periods was driven primarily by macro fears, or “tail risk”, regarding slowdowns in the U.S., Europe and China. Investors were ignoring company specific fundamentals and instead making blanket decisions to either be fully invested in the market (thinking the worst is behind us, and thus “risk on”) or not invested at all (preparing for another 2008 correction, and thus “risk off”). When stocks trade in unison under these conditions, fundamental stock pickers such as long/short equity managers are left by the wayside. A good manager makes active bets that certain stocks will outperform, and certain stocks will underperform. When correlations spike towards 1.0, the entire market is moving in unison, and managers are unable to generate alpha in their portfolios.

6

The first such spike was driven by the March 2010 completion of QE1 by the U.S. Fed, which was quickly followed by Greece’s initial bailout request in April 2010 and the U.S. “flash crash” in May 2010. The second spike in correlations occurred as a result of the completion of QE2 in June 2011 which coincided with the release of European bank stress tests which spurred the sovereign debt crisis, all while the U.S. was dealing with its own summer gridlock in Washington over the debt ceiling. When investors allow emotion rather than fundamental analysis to drive trading decisions, the ability to add alpha through security selection becomes limited.

What has since changed to allow long/short equity to once again outperform?

We believe we are in the midst of a significant change in the investment landscape that provides an excellent opportunity to allocate to long/short equity funds today. We believe the opportunity for alpha generation has improved significantly since September 2012. Government actions in late 2012 have alleviated a significant amount of tail risk, driving market correlations back towards a ‘normal’ range under 0.70. Stock prices are once again being driven by fundamental factors rather than tail risk, which provides a long/short equity manager the potential to once again generate alpha through stock selection on both the long and short sides of the portfolio. The table below compares alpha generation by long/short equity hedge funds in environments where stock correlations are under 0.70 (“normal”) vs. over 0.70 (note the only other time since 1980 that stock correlations spiked above 0.70 was Black Monday in October 1987). Effectively, this data suggests that when correlations spike, it doesn’t matter what you buy, you just have to be invested in the

7

market. However, when market correlations are lower, investors have to be more discerning about which stocks to buy, which is the forte of active long/short equity fund managers.

	Long/Short Equity Alpha Generation January 2007 – May 2013
	Low Correlation Months (<70%)		High Correlation Months (>70%)
	HFRI Equity Hedge	S&P 500	HFRI Equity Hedge	S&P 500
Annualized Return	1.48%	-0.80%	6.21%	25.19%
Alpha	1.62%	0.00%	-7.12%	0.00%
Beta	0.49	1.00	0.58	1.00
# of Periods	60	60	17	17

We also believe that long-term equity returns are likely to be much more modest going forward. In such an environment, alpha becomes a more significant portion of total return for investors. This is in contrast to the past four years when returns have been primarily determined by the amount of beta, or equity market exposure. There is not one investment strategy that works well in all markets, and this certainly applies to hedged strategies such as long/short equity during the sustained bull market we have witnessed since March 9, 2009. However, when measured over a complete cycle rather than just the bull market portion, long/short equity has proven itself to deliver equity-like returns with substantially lower volatility.

How does this apply to the LS Opportunity Fund (LSOFX)?

Historically, our sub-advisor’s hedge fund has only underperformed the broader equity market during these two periods of abnormal stock correlation described above, which was also evident at LSOFX during the second such spike in 2011-2012 as the mutual fund was not launched until September 30, 2010 after the first spike in correlations had already subsided. Given that central banks have demonstrated their commitment to preventing a systemic crisis, we believe large and sustained spikes in correlation are less likely to occur. If we have returned to a sustainable level of ‘normal’ correlation under 0.70, we would expect stock specific alpha to once again dominate portfolio returns. With lower forecasted equity market returns, hedge fund strategies such as LSOFX that seek to generate alpha have the potential to outperform long-only equities over the long-term.

8

What are other investors doing to take advantage of this potential alpha?

In short, investors are voting with their feet. Long/short equity mutual fund flows continue to accelerate through calendar Q1 2013, as depicted below:

Not only are assets flowing into the space, but the recent surge in flows appears to be coming at the expense of hedge funds, as returns of their mutual fund counterparts have been similar, while providing investors with daily liquidity, full portfolio transparency and lower minimum investments.

May 2013 Year-to-Date Long/Short Equity Fund Flows
Traditional Hedge Funds		1940 Act Mutual Funds
(HFRI Equity Hedge Index)		(Morningstar L/S Equity Category)
YTD Net Return	6.81%	YTD Net Return	6.81%
YTD Net Flows	-$7.74 Billion	YTD Net Flows	+$6.14 Billion

Source: Morningstar, Hedge Fund Research, eVestment

Thank you for choosing the LS Opportunity Fund as a place to invest your assets. We appreciate your trust in us to help manage and grow your capital.

Please refer to the Fund’s prospectus for a full description of the investment strategy and for more information about the Fund. You may obtain a current copy of the Fund’s prospectus by calling 1-877-366-6763, or visiting our website at www.longshortadvisors.com and clicking on the ‘Fund Information’ tab.

For additional questions or to discuss this report in more detail, please contact us at 215-399-9409, or via email at info@longshortadvisors.com

“Don’t time the market, invest in it”

The views and opinions expressed in management’s discussion of Fund performance are those of the advisor and sub-advisor as of the end of the period. These

9

views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but neither the advisor nor the sub-advisor makes any representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The S&P 500 Index is a widely recognized, unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Barclays Capital US Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the US investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. HFRI Equity Hedge (Total) Index is compiled by Hedge Fund Research, Inc. It is comprised solely of hedge funds, and is designed to be representative of the overall composition of the hedge fund universe implementing a long/short equity strategy. The Fund’s performance is not intended to reflect the performance of the Index, which is provided for comparison purposes only. The Index is not available for direct investment. The CBOE S&P 500 Implied Correlation Index is the first widely disseminated, market-based estimate of the average correlation of the stocks that comprise the S&P 500 Index (SPX). Standard Deviation is a measure of the dispersion of a set of data from its mean. Alpha is a measure of performance on a risk adjusted basis. Beta is a measure of the volatility of a portfolio relative to the overall market. Correlation is a statistical measure of how two securities move in relation to each other. Sharpe Ratio uses standard deviation and excess return to determine reward per unit of risk.

10

Investment Results – (Unaudited)

Total Returns*
(For the period ended May 31, 2013)

		Average Annual Returns
	One Year	Since Inception (September 30, 2010)
LS Opportunity Fund	17.01%	7.30%
S&P 500® Index**	27.28%	16.67%

Total annual operating expenses, as disclosed in the Fund’s supplement to the prospectus dated April 18, 2013, were 3.07% of average daily net assets (2.61% after fee waivers and expense reimbursements by the Advisor.) Long Short Advisors, LLC (the “Advisor”) contractually has agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2014, so that the ratio of total annual operating expenses does not exceed 1.95%. Prior February 4, 2013, the expense cap was 2.50%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-336-6763.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions, if any.

** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-336-6763. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

11

The chart above assumes an initial investment of $10,000 made on September 30, 2010 (commencement of Fund operations) and held through May 31, 2013. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-336-6763. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

12

Fund Holdings – (Unaudited)

Sector Exposure (5/31/2013)

(Based on Net Assets)

	Long	Short	Gross	Net
Consumer Discretionary	30.20%	-3.04%	33.24%	27.16%
Energy	8.88%	-2.48%	11.36%	6.40%
Financials	17.65%	-5.05%	22.70%	12.60%
Health Care	15.12%	-3.96%	19.08%	11.16%
Industrials	9.77%	-4.53%	14.30%	5.24%
Information Technology	3.37%	-2.70%	6.07%	0.67%
Materials	5.74%	0.00%	5.74%	5.74%
Telecommunication Services	3.05%	0.00%	3.05%	3.05%
Unclassified	0.00%	-11.78%	11.78%	-11.78%

Total	93.78%	-33.54%	127.32%	60.24%

The LS Opportunity Fund seeks to generate long term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About The Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the

13

amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LS Opportunity Fund	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During the Period Ended May 31, 2013*
Actual	$1,000.00	$1,102.60	$14.83
Hypothetical ** (5% return before expenses)	$1,000.00	$1,010.82	$14.19

*	Expenses are equal to the Fund’s annualized expense ratio of 2.83%, multiplied by the average account value over the period, multiplied by 182/365.
**	Assumes a 5% return before expenses.

14

LS Opportunity Fund

Schedule of Investments

May 31, 2013

Common Stocks – Long – Domestic – 84.42%	Shares	Fair Value
Consumer Discretionary – 29.34%
Beazer Homes USA, Inc.(a)	9,642	$199,589
CBS Corp. – Class B	13,042	645,579
Charter Communications, Inc. – Class A(a)	8,927	999,110
CST Brands, Inc.(a)	9,367	284,663
Lamar Advertising Co. – Class A(a)(b)	17,192	803,382
Las Vegas Sands Corp.(b)	17,375	1,006,012
Liberty Global, Inc. – Class A(a)(b)	17,108	1,260,860
Liberty Interactive Corp. – Class A(a)(b)	42,657	957,650
Liberty Media Corp. – Class A(a)(b)	15,281	1,907,986
Live Nation Entertainment, Inc.(a)	14,212	193,425
Lowe’s Companies, Inc.(b)	11,880	500,267
Madison Square Garden Co. / The – Class A(a)(b)	15,578	911,780
Marriott Vacations Worldwide Corp.(a)	1,292	57,171
SeaWorld Entertainment, Inc.(a)	14,758	522,286
Whirlpool Corp.	5,545	708,429
William Lyon Homes – Class A(a)	4,476	116,600

		11,074,789

Energy – 7.98%
Anadarko Petroleum Corp.(b)	8,323	728,013
Phillips 66	11,628	774,076
Pioneer Natural Resources Co.	4,723	654,986
Schlumberger Limited(b)	11,689	853,648

		3,010,723

Financials – 15.66%
American International Group, Inc.(a)(b)	21,019	934,505
Bank of America Corp.	53,695	733,474
Citigroup, Inc.(b)	23,472	1,220,309
CME Group, Inc.	6,150	417,769
Goldman Sachs Group, Inc. / The	3,076	498,558
MetLife, Inc.	6,095	269,460
Ocwen Financial Corp.(a)	28,765	1,230,567
Radian Group, Inc.	47,060	605,662

		5,910,304

See accompanying notes which are an integral part of these financial statements.

15

LS Opportunity Fund

Schedule of Investments – continued

May 31, 2013

Common Stocks – Long – Domestic – 84.42% – continued	Shares	Fair Value
Health Care – 15.12%
AbbVie, Inc.	7,128	$304,294
Biogen Idec, Inc.(a)	1,834	435,557
Brookdale Senior Living, Inc.(a)	9,205	260,962
Celgene Corp.(a)(b)	7,183	888,178
Chimerix, Inc.(a)	9,440	202,960
DaVita HealthCare Partners, Inc.(a)(b)	13,859	1,719,486
Endo Health Solutions, Inc.(a)	15,722	570,709
Epizyme, Inc.(a)	5,070	116,559
Gilead Sciences, Inc.(a)	16,003	871,843
Portola Pharmaceuticals, Inc.(a)	8,008	145,746
Repros Therapeutics, Inc.(a)	11,050	191,386

		5,707,680

Industrials – 7.17%
Alliant Techsystems, Inc.	10,035	787,948
Cummins, Inc.	6,207	742,543
Engility Holdings, Inc.(a)	6,997	178,913
Hertz Global Holdings, Inc.(a)	19,431	501,903
Iron Mountain, Inc.	11,074	396,892
Mueller Water Products, Inc. – Class A	13,065	99,425

		2,707,624

Information Technology – 3.37%
Digital River, Inc.(a)	1,537	26,851
Marketo, Inc.(a)	1,292	30,582
Millennial Media, Inc.(a)	3,072	24,238
Palo Alto Networks, Inc.(a)	7,379	358,029
Proofpoint, Inc.(a)	5,932	119,826
Rally Software Development Corp.(a)	3,755	82,347
Rovi Corp.(a)	1,538	39,680
Tableau Software, Inc. – Class A(a)	179	9,147
Yahoo!, Inc.(a)	22,179	583,308

		1,274,008

Materials – 5.74%
Eagle Materials, Inc.	6,469	477,089
Ecolab, Inc.	8,501	718,079

See accompanying notes which are an integral part of these financial statements.

16

LS Opportunity Fund

Schedule of Investments – continued

May 31, 2013

Common Stocks – Long – Domestic – 84.42% – continued	Shares	Fair Value
Materials – 5.74% – continued
Mosaic Co. / The	10,393	$632,102
Taminco Corp.(a)	18,071	340,638

		2,167,908

Telecommunication Services – 0.04%
inContact, Inc.(a)	2,310	16,771

TOTAL COMMON STOCKS – LONG – DOMESTIC (Cost $25,742,866)		31,869,807

Common Stocks – Long – International – 9.36%
Consumer Discretionary – 0.86%
Imax Corp.(a)	12,510	324,134

Energy – 0.90%
TransCanada Corp.	7,397	339,152

Financials – 1.99%
Altisource Residential Corp.(a)	18,342	334,558
Altisource Portfolio Solutions SA(a)	4,439	418,465

		753,023

Industrials – 2.60%
Chicago Bridge & Iron Co. N.V.	15,482	980,011

Telecommunication Services – 3.01%
Vodafone Group Plc(b)(c)	30,741	889,952
Intelsat S.A.(a)	10,156	247,502

		1,137,454

TOTAL COMMON STOCKS – LONG – INTERNATIONAL (Cost $3,317,231)		3,533,774

TOTAL COMMON STOCKS – LONG – DOMESTIC & INTERNATIONAL (Cost $29,060,097)		35,403,581

See accompanying notes which are an integral part of these financial statements.

17

LS Opportunity Fund

Schedule of Investments – continued

May 31, 2013

Fair Value
TOTAL INVESTMENTS – LONG – (Cost $29,060,097) – 93.78%	$35,403,581

TOTAL INVESTMENTS – SHORT (Proceeds Received $11,822,267) – (33.54%)	(12,660,767)

Cash & other assets less liabilities – 39.76%	15,007,082

TOTAL NET ASSETS – 100%	$37,749,896

(a)	Non-income producing
(b)	All or a portion of this security is held for collateral for securities sold short. The total fair value of this collateral on May 31, 2013 is $13,152,574.
(c)	American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

18

LS Opportunity Fund

Schedule of Securities Sold Short

May 31, 2013

Securities Sold Short – Domestic – (20.04%)	Shares	Fair Value
Consumer Discretionary – (2.70%)
Dick’s Sporting Goods, Inc.	(1,044)	$(54,643)
Family Dollar Stores, Inc.	(3,212)	(196,414)
Foot Locker, Inc.	(1,044)	(35,830)
Goodyear Tire & Rubber Co. / The	(8,533)	(129,190)
Hibbett Sports, Inc.	(1,044)	(59,539)
Johnson Controls, Inc.	(1,563)	(58,394)
Kohl’s Corp.	(1,589)	(81,690)
McDonald’s Corp.	(4,198)	(405,401)

		(1,021,101)

Energy – (1.58%)
ConocoPhillips	(4,314)	(264,621)
PBF Energy, Inc.	(4,873)	(142,145)
SM Energy Co.	(3,155)	(191,319)

		(598,085)

Financials – (5.05%)
AmTrust Financial Services, Inc.	(3,160)	(104,375)
DuPont Fabros Technology, Inc.(b)	(2,087)	(50,568)
EPR Properties(b)	(4,174)	(218,801)
First American Financial Corp.	(4,265)	(101,848)
Morgan Stanley	(12,833)	(332,375)
PHH Corp.	(8,321)	(167,751)
Stewart Information Services Corp.	(3,833)	(106,136)
SunTrust Banks, Inc.	(4,767)	(152,973)
Wells Fargo & Co.	(16,542)	(670,778)

		(1,905,605)

Health Care – (3.48%)
Amgen, Inc.	(5,301)	(532,909)
C. R. Bard, Inc.	(532)	(54,844)
Johnson & Johnson	(6,261)	(527,051)
Tenet Healthcare Corp.	(4,180)	(198,006)

		(1,312,810)

Industrials – (4.53%)
ADT Corp. / The	(9,108)	(369,694)
Deere & Co.	(3,980)	(346,698)

See accompanying notes which are an integral part of these financial statements.

19

LS Opportunity Fund

Schedule of Securities Sold Short – continued

May 31, 2013

Securities Sold Short – Domestic – (20.04%) – continued	Shares	Fair Value
Industrials – (4.53%) – continued
Emerson Electric Co.	(1,504)	$(86,420)
Fluor Corp.	(5,270)	(333,117)
General Electric Co.	(8,429)	(196,564)
Owens Corning	(3,783)	(165,317)
Rockwell Collins, Inc.	(3,274)	(211,991)

		(1,709,801)

Information Technology – (2.70%)
Equinix, Inc.	(1,044)	(211,556)
Heartland Payment Systems, Inc.	(1,877)	(60,177)
International Business Machines Corp.	(3,236)	(673,153)
VMware, Inc. – Class A	(1,028)	(73,111)

		(1,017,997)

TOTAL SECURITIES SOLD SHORT – DOMESTIC (Proceeds Received $7,433,404)		(7,565,399)

Securities Sold Short – International – (1.72%)
Consumer Discretionary – (0.34%)
Garmin Ltd.	(3,705)	(129,416)

Energy – (0.90%)
Encana Corp.	(3,154)	(60,021)
Royal Dutch Shell PLC(a)	(4,236)	(281,143)

		(341,164)

Health Care (0.48%)
Fresenius Medical Care AG & Co. KGaA	(2,646)	(179,692)

TOTAL SECURITIES SOLD SHORT – INTERNATIONAL (Proceeds Received $657,988)		(650,272)

TOTAL SECURITIES SOLD SHORT – DOMESTIC & INTERNATIONAL (Proceeds Received $8,091,392)		(8,215,671)

See accompanying notes which are an integral part of these financial statements.

20

LS Opportunity Fund

Schedule of Securities Sold Short – continued

May 31, 2013

	Shares	Fair Value
Investment Companies – (11.78%)
iShares Barclays 20+ Year Treasury Bond Fund	(4,629)	$(529,974)
Powershares QQQ Trust, Series 1	(5,903)	(431,923)
SPDR Dow Jones Industrial Average ETF Trust	(7,665)	(1,158,335)
SPDR S&P 500 ETF Trust	(14,242)	(2,324,864)

TOTAL INVESTMENT COMPANIES (Proceeds Received – $3,730,875)		(4,445,096)

TOTAL SECURITIES SOLD SHORT – DOMESTIC, INTERNATIONAL, & INVESTMENT COMPANIES (PROCEEDS RECEIVED $11,822,267) – (33.54%)		$(12,660,767)

(a)	American Depositary Receipt
(b)	Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

21

LS Opportunity Fund

Schedule Of Forward Currency Exchange Contracts

May 31, 2013

Settlement Date	Currency to be Delivered	U.S. $ Value at May 31, 2013	Currency to be Received	U.S. $ Value at May 31, 2013	Unrealized Appreciation (Depreciation)
6/10/13	67,212,899 Japanese Yen(a)	665,700	672,802 U.S. Dollars	672,802	7,102
6/10/13	16,803,225 Japanese Yen(a)	166,425	169,274 U.S. Dollars	169,274	2,849
6/28/13	9,069,084 Japanese Yen(a)	89,838	88,722 U.S. Dollars	88,722	(1,116)
6/10/13	342,549 U.S. Dollars(a)	342,549	33,606,449 Japanese Yen	332,850	(9,699)
6/10/13	498,731 U.S. Dollars(a)	498,731	50,409,675 Japanese Yen	499,275	544
6/28/13	89,742 U.S. Dollars(a)	89,742	9,069,084 Japanese Yen	89,838	96

		$1,852,985		$1,852,761	$(224)

(a)	Citigroup Global Markets is the counterparty for the open forward currency exchange contracts held by the Fund as of May 31, 2013.

See accompanying notes which are an integral part of these financial statements.

22

LS Opportunity Fund

Statement of Assets and Liabilities

May 31, 2013

Assets
Investments in securities, at fair value (cost $29,060,097)	$35,403,581
Cash(a)	11,608,716
Receivable for investments sold	5,624,440
Receivable for forward currency exchange contracts	10,591
Prepaid expenses	13,911
Dividends receivable	16,966
Tax reclaims receivable (Cost $2,401)	2,401
Foreign currency (Cost $294)	225

Total assets	52,680,831

Liabilities
Investment securities sold short, at value (proceeds $11,822,267)	12,660,767
Payable to Advisor(b)	41,474
Payable for investments purchased	2,143,383
Payable for Fund shares redeemed	20,000
Payable for forward currency exchange contracts	10,815
Dividend expense payable on short positions	17,693
Payable to administrator, fund accountant and transfer agent(b)	9,736
Payable to trustees and officers	1,490
Payable to custodian	4,571
Other accrued expenses	21,006

Total liabilities	14,930,935

Net Assets	$37,749,896

Net Assets consist of:
Paid in capital	$32,028,894
Undistributed net investment income (loss)	(264,567)
Accumulated net realized gain (loss)	480,878
Net unrealized appreciation (depreciation) on:
Investment securities and short securities	5,504,984
Foreign currency	(69)
Forward currency exchange contracts	(224)

Net Assets	$37,749,896

Shares outstanding (unlimited number of shares issued and authorized; no par value)	3,134,644

Net asset value and offering price per share	$12.04

Minimum redemption price per share(c) (NAV * 98%)	$11.80

(a)	See Note 2 in the Notes to the Financial Statements regarding restricted cash.
(b)	See Note 5 in the Notes to the Financial Statements.
(c)	The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

23

LS Opportunity Fund

Statement of Operations

For the fiscal year ended May 31, 2013

Investment Income
Dividend income (net of withholding tax $1,041)	$395,623

Total Investment Income	395,623

Expenses
Investment Advisor fee(a)	768,926
Custodian expenses	44,564
Administration expenses(a)	39,899
Transfer agent expenses(a)	39,808
Registration expenses	34,901
Fund accounting expenses(a)	34,722
Legal expenses	16,958
Report printing expenses	15,387
Audit expenses	15,000
Trustee expenses	6,159
Insurance expenses	4,651
Pricing expenses	3,074
Miscellaneous expenses	2,769
CCO expenses	1,750
Federal tax expenses	485
24f-2 expenses	115
Other expense – short sale & interest expense	72,803
Dividend expense on securities sold short	267,413

Total Expenses	1,369,384
Fees recouped by the Advisor(a)	2,006

Net expenses	1,371,390

Net Investment Loss	(975,767)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	6,501,085
Short securities	(1,929,568)
Options	17,147
Foreign currency	(2,961)
Forward currency exchange contracts	(29,907)
Change in unrealized appreciation (depreciation) on:
Investment securities	4,543,685
Short securities	(1,475,384)
Foreign currency	(41)
Forward currency exchange contracts	(224)

Net realized and unrealized gain (loss) on investment securities, short securities, options, foreign currency, and forward currency exchange contracts	7,623,832

Net increase (decrease) in net assets resulting from operations	$6,648,065

(a)	See Note 5 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

24

LS Opportunity Fund

Statements of Changes In Net Assets

	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012
Operations
Net investment loss	$(975,767)	$(914,745)
Net realized gain (loss) on investment securities, short securities, options, foreign currency, and forward currency exchange contracts	4,555,796	(3,610,417)
Change in unrealized appreciation on investment securities, short securities, foreign currency, and forward currency exchange contracts	3,068,036	984,262

Net increase (decrease) in net assets resulting from operations	6,648,065	(3,540,900)

Distributions
From net realized gain	—	(104,580)

Total distributions	—	(104,580)

Capital Share Transactions
Proceeds from shares sold	6,410,364	41,955,077
Reinvestment of distributions	—	102,860
Amount paid for shares redeemed	(24,173,841)	(9,923,887)
Proceeds from redemption fees collected	1,289	340

Net increase (decrease) in net assets resulting from share transactions	(17,762,188)	32,134,390

Total Increase (Decrease) in Net Assets	(11,114,123)	28,488,910

Net Assets
Beginning of year	48,864,019	20,375,109

End of year	$37,749,896	$48,864,019

Undistributed net investment income (loss) included in net assets at end of year	$(264,567)	$(344,407)

Capital Share Transactions
Shares sold	596,033	3,900,659
Shares issued in reinvestment of distributions	—	10,045
Shares redeemed	(2,209,670)	(942,353)

Net increase (decrease) from capital share transactions	(1,613,637)	2,968,351

See accompanying notes which are an integral part of these financial statements.

25

LS Opportunity Fund

Financial Highlights

(For a share outstanding during each period)

	For the Fiscal Year Ended May 31, 2013		For the Fiscal Year Ended May 31, 2012		For the Period Ended May 31, 2011(a)
Selected Per Share Data
Net asset value, beginning of period	$10.29		$11.45		$10.00

Income from investment operations:
Net investment income (loss)(b)	(0.24)		(0.23)		(0.17)
Net realized and unrealized gain (loss)	1.99		(0.91)		1.62

Total from investment operations	1.75		(1.14)		1.45

Less Distributions to Shareholders:
From net realized gain	—		(0.02)		—

Redemption Fees(c)	—		—		—

Net asset value, end of period	$12.04		$10.29		$11.45

Total Return(d)(e)	17.01%		(9.92)%		14.50	%(f)
Ratios and Supplemental Data
Net assets, end of period (000)	$37,750		$48,864		$20,375
Ratio of expenses to average net assets	3.12	%(h)(i)	3.16	%(h)	2.99	%(g)(h)
Ratio of expenses to average net assets before waiver & reimbursement/recoupment by Advisor	3.12	%(h)	3.06	%(h)	4.25	%(g)(h)
Ratio of net investment loss to average net assets	(2.22)%		(2.19)%		(2.25	)%(g)
Portfolio turnover rate	310.57%		444.62%		199.48	%(f)

(a)	For the period September 30, 2010 (Commencement of Operations) through May 31, 2011.
(b)	Per share net investment loss has been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Shareholders redeeming shares held less than sixty days have a lower total return due to the effect of the 2% redemption fee.
(f)	Not Annualized
(g)	Annualized
(h)	Includes dividend and interest expense of 0.77% for 2013, 0.66% for 2012, and 0.49% for 2011.
(i)	Effective February 4, 2013, the Adviser agreed to waive fees to maintain Fund expenses at 1.95%. Prior to that date, the expense cap was 2.50%.

See accompanying notes which are an integral part of these financial statements.

26

LS Opportunity Fund

Notes to the Financial Statements

May 31, 2013

NOTE 1. ORGANIZATION

The LS Opportunity Fund (the “Fund”) is an open-end, non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund’s investment advisor is Long Short Advisors, LLC (the “Advisor”). The Advisor has retained Independence Capital Asset Partners, LLC (the “Sub-Advisor”) to serve as sub-advisor to provide portfolio management and related services to the Fund. The Sub-Advisor receives a fee from the Advisor (not the Fund) for these services. The investment objective of the Fund is to generate long term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended May 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

27

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The Last In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. Reported net realized foreign exchange gains or losses arise from sales of foreign

28

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders on at least an annual basis. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. For the year ended May 31, 2013, the Fund made the following reclassifications to increase (decrease) the components of net assets:

	Paid in Capital	Accumulated Undistributed Net Investment Loss	Accumulated Net Realized Gain from Investments
LS Opportunity Fund	$(814,211)	$1,055,607	$(241,396)

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange Traded Funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short

29

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Advisor’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $4,430,096 as of May 31, 2013.

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. See Note 4 for additional disclosures.

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise

30

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase a put option on an underlying security (a “protective put”) owned as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction. See Note 4 for additional disclosures.

Writing Options – The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

Forward Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency

31

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities. The Fund has engaged in foreign currency exchange transactions for the purpose of hedging as a defensive measure. See Note 4 for additional disclosures.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

32

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, investment companies, real estate investment trusts, and american depositary receipts are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

33

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Derivative instruments the Fund invests in, such as forward currency exchange contracts, are valued by a pricing service at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2013:

	Valuation Inputs
Assets	Level1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$35,403,581	$—	$—	$35,403,581
Long Forward Currency Exchange Contracts	—	8,835	—	8,835
Total	$35,403,581	$8,835	$—	$35,412,416

*	Refer to Schedule of Investments for industry classifications

	Valuation Inputs
Liabilities	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$(8,215,671)	$—	$—	$(8,215,671)
Investment Companies	(4,445,096)	—	—	(4,445,096)
Short Forward Currency Exchange Contracts	—	(9,059)	—	(9,059)
Total	$(12,660,767)	$(9,059)	$—	$(12,669,826)

*	Refer to Schedule of Securities Sold Short for industry classifications.

34

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the year ended May 31, 2013.

NOTE 4. DERIVATIVE TRANSACTIONS

Long and short forward currency contracts are represented on the Statement of Assets and Liabilities under investments in securities at value, cash held at broker and receivable for forward currency contracts, respectively and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on options and forward currency exchange contracts respectively.

For the fiscal year ended May 31, 2013 :

Derivatives	Location of Derivatives Statement of Assets & Liabilities
Long Forward Currency Exchange Contracts	Receivable for forward currency exchange contracts	$9,951
Long Forward Currency Exchange Contracts	Payable for forward currency exchange contracts	$(1,116)
Short Forward Currency Exchange Contracts	Receivable for forward currency exchange contracts	$640
Short Forward Currency Exchange Contracts	Payable for forward currency exchange contracts	$(9,699)

35

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 4. DERIVATIVE TRANSACTIONS – continued

For the fiscal year ended May 31, 2013 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Foreign Exchange Risk:
Long Forward Currency Exchange Contracts	Net realized and unrealized gain (loss) on Forward Currency Exchange Contracts	20	17	$(1,132)	$(9,059)
Foreign Exchange Risk:
Short Forward Currency Exchange Contracts	Net realized and unrealized gain (loss) on Forward Currency Exchange Contracts	20	17	$(28,775)	$8,835
Foreign Exchange Risk:
Long Spot Forward Currency	Net realized and unrealized gain (loss) on Foreign Forward Currency Exchange Contracts	7	7	$(6,546)	$—
Foreign Exchange Risk:
Short Spot Forward Currency	Net realized and unrealized gain (loss) on Foreign Forward Currency Exchange Contracts	4	4	$3,585	$—
Equity Risk:
Call Options Purchased	Net realized and unrealized gain (loss) on options	39	39	$(6,963)	$—
Equity Risk:
Call Options Written	Net realized and unrealized gain (loss) on options	150	150	$11,702	$—
Equity Risk:
Put Options Purchased	Net realized and unrealized gain (loss) on options	150	150	$12,408	$—

36

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 4. DERIVATIVE TRANSACTIONS – continued

Transactions in call options written during the fiscal year ended May 31, 2013 were as follows:

	LS Opportunity Fund
	Number of contracts	Premiums Received
Written Options outstanding at May 31, 2012	—	$—
Options written	150	29,694
Options terminated in closing purchase transactions	(150)	(29,694)

Options outstanding at May 31, 2013	—	$—

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the Fund’s average net assets. For the fiscal year ended May 31, 2013, the Advisor earned a fee of $768,926 from the Fund before the recoupment described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) so that total expenses do not exceed 1.95% of net assets through September 30, 2014. Prior to February 4, 2013, the Fund’s expense cap was 2.50%. For the fiscal year ended May 31, 2013, the Advisor recouped fees of $2,006. At May 31, 2013, the Advisor was owed $41,474 from the Fund for advisory services. The waiver and/or reimbursement by the Advisor with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above. The amount subject to repayment by the Fund pursuant to the aforementioned conditions at May 31, 2013 was:

Amount	Recoverable through May 31,
$73,059	2014

37

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Advisor has retained the Sub-Advisor to provide portfolio management and related services to the Fund. The Sub-Advisor receives a fee from the Advisor (not the Fund) for these services. The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the fiscal year ended May 31, 2013, HASI earned fees of $39,899 for administrative services provided to the Fund. At May 31, 2013, the Fund owed HASI $3,240 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. A trustee of the Trust is a member of management of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”).

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the fiscal year ended May 31, 2013, HASI earned fees of $39,808 from the Fund for transfer agent services. For the fiscal year ended May 31, 2013, HASI earned fees of $34,722 from the Fund for fund accounting services. At May 31, 2013, the Fund owed HASI $3,109 for transfer agent services and $3,387 for fund accounting services.

The Distributor acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the fiscal year ended May 31, 2013. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 6. INVESTMENT TRANSACTIONS

For the fiscal year ended May 31, 2013, purchases and sales of investment securities, other than short-term investments and short sale securities were as follows:

Purchases
U.S. Government Obligations	$—
Other	117,445,582
Sales
U.S. Government Obligations	$—
Other	131,028,723

38

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 6. INVESTMENT TRANSACTIONS – continued

At May 31, 2013, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, for tax purposes excluding forward currency exchange contracts was as follows:

Amount
Gross Appreciation	$6,621,672
Gross (Depreciation)	(1,439,163)

Net Appreciation	$5,182,509

At May 31, 2013, the aggregate cost of securities, net of proceeds for investment securities sold short, for federal income tax purposes, was $17,560,305.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At May 31, 2013, National Financial Services, Inc. owned, as record shareholder, 45.77% of the outstanding shares of the LS Opportunity Fund. The Trust does not know whether National Financial Services, Inc. or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the LS Opportunity Fund.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make any distributions during the fiscal year ended May 31, 2013.

39

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS – continued

The tax characterization of distributions for the fiscal years ended May 31, 2013 and 2012 was as follows:

	2013	2012
Distributions paid from:
Ordinary income	$—	$104,580

	$—	$104,580

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 11. TAX COMPONENTS OF CAPITAL

At May 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$803,353
Accumulated capital and other losses	(252,970)
Unrealized appreciation/depreciation	5,182,509
Other temporary differences	(11,890)

$5,721,002

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of wash losses.

40

LS Opportunity Fund

Notes to the Financial Statements – continued

May 31, 2013

NOTE 11. TAX COMPONENTS OF CAPITAL – continued

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred losses as follows:

	Late Year Ordinary Loss	Post-October Capital Losses
LS Opportunity Fund	$252,970	$—

NOTE 12. CAPITAL LOSS CARRYFORWARDS

During the fiscal year ended May 31, 2013, the fund utilized capital loss carryforwards of $2,121,358.

41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

LS Opportunity Fund

(Valued Advisers Trust)

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, securities sold short, and forward currency exchange contracts of LS Opportunity Fund, (the “Fund”), a series of the Valued Advisers Trust, as of May 31, 2013, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended May 31, 2011, were audited by other auditors whose report dated July 22, 2011, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LS Opportunity Fund as of May 31, 2013, the results of its operations for the year then ended the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

July 25, 2013

42

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dr. Merwyn R. Vanderlind, 76, Independent Trustee, August 2008 to present.	Retired; Consultant to Battelle Memorial Institute (International Science and Technology Research Enterprise) on business investments from 2001 to 2003; Formerly employed with Battelle Memorial Institute from 1966 to 2003 in various positions, including the Executive Vice President of Battelle Institute from 1991 to 2001, General Manager from 1985 to 1991, Director of the Battelle Industrial Technology Center (Geneva, Switzerland) from 1983 to 1985, and Practicing Researcher from 1966 to 1983.
Ira Cohen, 54 Independent Trustee, June 2010 to present.	Independent financial services consultant (Feb. 2005 – present); Senior Vice President, Dealer Services / Institutional Services, AIM Investment Services, Inc. (1992 – 2005).

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust consists of 16 series.

43

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act. Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 48, Trustee and Chairman, June 2010 to present.	Principal Executive Officer and President, Valued Advisers Trust since February 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; Chief Executive Officer, The Huntington Strategy Shares since November 2010; President and Chief Executive Officer, Dreman Contrarian Funds March 2011 to February 2013; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008; President and Chief Executive Officer of The Coventry Group from 2000 to 2007; President and Chief Executive Officer of the STI Classic Funds from 2004 to 2007; Trustee of the Coventry Group from 1999 to 2005; and Senior Vice President of BISYS Fund Services / The Winsbury Company October 1993 to June 2007.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust consists of 16 series.

44

The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 48, Principal Executive Officer and President, February 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer, Dreman Contrarian Funds since March 2011; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008; President and Chief Executive Officer of The Coventry Group from 2000 to 2007; President and Chief Executive Officer of the STI Classic Funds from 2004 to 2007; Trustee of the Coventry Group from 1999 to 2005; and Senior Vice President of BISYS Fund Services/The Winsbury Company October 1993 to June 2007.
John C. Swhear, 52, Chief Compliance Officer, AML Officer and Vice President, August 2008 to present.	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Senior Vice President of the Unified Series Trust since May 2007; Secretary of Huntington Funds since April 2010; President and Chief Executive Officer of Dreman Contrarian Funds from March 2010 to March 2011, and Vice President and Acting Chief Executive Officer, 2007 to March 2010 ; Employed in various positions with American United Life Insurance Company from 1983 to April 2007, including: Associate General Counsel, April 2007; Investment Advisor Chief Compliance Officer, June 2004 to April 2007; Assistant Secretary to the Board of Directors, December 2002 to April 2007; Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007; Chief Counsel and Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

45

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Carol J. Highsmith, 48, Vice President, August 2008 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since November of 1994; currently Vice President of Legal Administration.
Matthew J. Miller, 36, Vice President, December 2011 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since July of 1998; currently Vice President of Relationship Management; Vice President of Huntington Funds since February 2010.
Robert W. Silva, 46, Interim Treasurer, January 2013 to present	Senior Vice President, Fund Administration for Huntington Asset Services, Inc., the Trust’s administrator, since October 2011, Vice President from September 2010 to October 2011; Treasurer of Huntington Funds since November 2010; Chief Financial Officer and Treasurer of The Huntington Strategy Shares since November 2010; Treasurer and Chief Financial Officer of Dreman Contrarian Funds March 2011 to February 2013; Treasurer and Chief Financial Officer of Unified Series Trust since June 2011; Senior Vice President of Citi Fund Services Ohio, Inc. from September 2007 to September 2010.
Heather Bonds, 37, Secretary, October 2012 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since January of 2004; currently Certified Paralegal and Section Manager 2.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust consists of 16 series.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 336-6763 to request a copy of the SAI or to make shareholder inquiries.

46

15c Renewal Language for the LS Opportunity Fund

At a meeting held on March 12-13, 2013, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Long Short Advisors, LLC (the “Adviser”) on behalf of the LS Opportunity Fund (the “Fund”). Counsel noted that the 1940 Act requires the approval of the investment advisory agreement between the Trust and its investment advisor by the Board, including a majority of the Independent Trustees. The Board then specifically discussed the arrangements between the Adviser and the Trust with respect to the Fund. The Board reviewed a memorandum from Counsel, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement. A copy of this memorandum was circulated to the Trustees in advance of the meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the renewal of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser, including its oversight of Independence Capital Asset Partners, the sub-adviser to the Fund (“Sub-Adviser”); (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest and potential benefits derived from its relationship with the Fund.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically requested and prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Fund by personnel of LSA; (iii) commentary on the reasons for the performance; (iv) presentations by LSA addressing investment philosophy, investment strategy, personnel and operations of the Sub-Adviser to the Fund; (v) compliance and audit reports concerning the Fund and the Adviser and the oversight of the same by the Adviser of the Sub-Adviser to the Fund; (vi) disclosure information contained in the registration statement of the Trust with respect to the Fund and the Form ADV of the Adviser; (vii) manner information relating to the manner in which the Adviser oversees the Sub-Adviser to the Fund; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and

47

received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the managerial services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (iii) benefits to be realized by the Adviser from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

1.

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the Adviser’s responsibilities under the Advisory Agreement. The Trustees considered the services being provided by the Adviser to the Fund including its process for overseeing the Sub-Adviser’s portfolio management of the Fund, assuring compliance with the Fund’s investment objectives and limitations, its coordination of services for the Fund among the Fund’s service providers, and its efforts to promote the Fund and grow its assets. The Trustees also considered the relationship of the Adviser’s affiliate and its utilization of the infrastructure and other resources of its affiliate. The Trustees considered the Adviser’s continuity of, and commitment to retain, qualified personnel and the Adviser’s commitment to maintain and enhance its resources and systems, the commitment of the Adviser’s personnel to finding alternatives and options that allow the Fund to maintain its goals, and the Adviser’s continued cooperation with the Board and Counsel for the Fund. The Trustees considered the Adviser’s personnel, including the education and experience of the Adviser’s personnel. After considering the foregoing information and further information in the Meeting materials provided by the Adviser (including the Adviser’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Fund.

2.

Investment Performance of the Fund and the Adviser. In considering the investment performance of the Fund, the Trustees compared the short-term performance of the Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees noted that the Adviser did not manage any accounts directly and that it had delegated the portfolio management responsibilities of the Fund to a sub-adviser. Accordingly, the Trustees concluded that their consideration of this factor for the Adviser was less relevant in their determination of the Adviser’s performance of its duties than other factors. The Trustees also considered the consistency of the Adviser’s management oversight of the Fund’s Sub-Adviser with the Fund’s investment objective, strategies, and limitations. The Trustees also compared the short-term performance of the Fund

48

with the performance of its benchmark index, a style specific index and comparable funds with similar objectives managed by other investment advisers. The Trustees noted that the Fund’s performance, in the periods since the Fund’s inception, was generally better than that of its style-specific benchmark, but that the Fund had underperformed its broad-based market index. The Trustees also observed that the Fund had generally outperformed the average and median of peers in the Fund’s category although the recent one year performance was slightly less than the peer average and median. After reviewing and discussing the investment performance of the Fund further, the Adviser’s experience in overseeing the sub-adviser to the Fund, the Fund’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund was satisfactory.

3.

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. In considering the costs of services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, the Trustees considered: (1) the Adviser’s financial condition; (2) asset levels of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser regarding its profits associated with managing the Fund. The Trustees also considered the relationship of the Adviser’s affiliate and its utilization of the infrastructure and other resources of its affiliate. The Trustees also considered potential benefits for the Adviser in managing the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds. The Trustees noted that the Fund’s management fee was among the highest in its peer group and the net expense ratios were also among the highest in its peer group. Nonetheless, the Board concluded that the fees to be paid to the Adviser by the Fund and the profits to be realized by the Fund, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

4.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Board considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the Fund’s expense limitation arrangement. The Trustees noted that once the Fund’s expenses feel below the cap set by the arrangement, the Fund’s shareholders would continue to benefit from the economies of scale under the Fund’s agreements with service providers other than the Adviser. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were

49

fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

5.

Possible conflicts of interest and benefits to the Adviser. In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the operations of the Adviser’s investment advisory affiliate; and the substance and administration of the Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to the Adviser’s potential conflicts of interest. The Trustees noted other potential benefits (in addition to the management fee) to the Adviser, such as the ability to market their services in new channels (other than direct separate accounts). Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest and the benefits to be realized by the Adviser in managing the Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined to approve the continuation of the Advisory Agreement between the Trust and the Adviser.

50

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 336-6763 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Robert W. Silva, Principal Financial Officer and Treasurer

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

Heather Bonds, Secretary

INVESTMENT ADVISOR

Long Short Advisors, LLC

1818 Market Street, 33rd Floor, Suite 3323

Philadelphia, PA 19103

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66221

CUSTODIAN

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

51

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

52

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The LS Opportunity Fund:	FY 2013	$12,500
	FY 2012	$12,500

The Longview Fund:	FY 2013	$12,500
	FY 2012	$12,500

The Cloud Funds:	FY 2013	$26,000
	FY 2012	$25,000

(b) Audit-Related Fees

Registrant

The LS Opportunity Fund:	FY 2013	$0
	FY 2012	$0

The Longview Fund:	FY 2013	$0
	FY 2012	$0

The Cloud Funds:	FY 2013	$0
	FY 2012	$0

(c) Tax Fees

Registrant

The LS Opportunity Fund:	FY 2013	$2,500
	FY 2012	$2,500

The Longview Fund:	FY 2013	$2,500
	FY 2012	$2,500

The Cloud Funds:	FY 2013	$5,000
	FY 2012	$5,000

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d) All Other Fees

Registrant

The LS Opportunity Fund:	FY 2013	$0
	FY 2012	$0

The Longview Fund:	FY 2013	$0
	FY 2012	$0

The Cloud Funds:	FY 2013	$16,800
	FY 2012	$15,800

Nature of the fees: Rule 17f-1 Examination

(e)	(1)	Audit Committee’s Pre-Approval Policies

		The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

	(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f) During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2013	$0	$0
FY 2012	$0	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Code is filed herewith.

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Valued Advisers Trust

By
*	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	7/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	7/29/2013

By
*	/s/ Robert W. Silva
Robert W. Silva, Treasurer and Principal Financial Officer

Date	7/29/2013